American Century Investments®
Quarterly Portfolio Holdings
NT High Income
June 30, 2020

NT High Income - Schedule of Investments
JUNE 30, 2020 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
CORPORATE BONDS — 92.0%
Aerospace and Defense — 2.9%
Bombardier, Inc., 8.75%, 12/1/21(1)	50,000	40,567
Bombardier, Inc., 6.00%, 10/15/22(1)	705,000	495,227
Bombardier, Inc., 6.125%, 1/15/23(1)	400,000	275,520
Bombardier, Inc., 7.50%, 12/1/24(1)	1,075,000	701,550
Bombardier, Inc., 7.50%, 3/15/25(1)	495,000	324,584
Bombardier, Inc., 7.875%, 4/15/27(1)	1,025,000	673,102
F-Brasile SpA / F-Brasile US LLC, 7.375%, 8/15/26(1)	1,000,000	772,200
Howmet Aerospace, Inc., 5.125%, 10/1/24	1,500,000	1,551,663
Howmet Aerospace, Inc., 6.875%, 5/1/25	75,000	81,542
Howmet Aerospace, Inc., 5.95%, 2/1/37	1,525,000	1,584,017
Spirit AeroSystems, Inc., 7.50%, 4/15/25(1)	900,000	891,562
TransDigm UK Holdings plc, 6.875%, 5/15/26	400,000	373,424
TransDigm, Inc., 6.50%, 7/15/24	700,000	675,427
TransDigm, Inc., 6.50%, 5/15/25	625,000	586,059
TransDigm, Inc., 8.00%, 12/15/25(1)	500,000	527,683
TransDigm, Inc., 6.25%, 3/15/26(1)	2,050,000	2,052,255
TransDigm, Inc., 6.375%, 6/15/26	1,375,000	1,259,170
TransDigm, Inc., 7.50%, 3/15/27	750,000	722,078
TransDigm, Inc., 5.50%, 11/15/27	4,200,000	3,678,003
Triumph Group, Inc., 6.25%, 9/15/24(1)	200,000	170,396
Triumph Group, Inc., 7.75%, 8/15/25	225,000	170,156
		17,606,185
Air Freight and Logistics — 0.5%
Cargo Aircraft Management, Inc., 4.75%, 2/1/28(1)	175,000	173,906
XPO Logistics, Inc., 6.50%, 6/15/22(1)	1,271,000	1,275,417
XPO Logistics, Inc., 6.125%, 9/1/23(1)	600,000	609,063
XPO Logistics, Inc., 6.25%, 5/1/25(1)	1,050,000	1,101,844
		3,160,230
Airlines — 0.9%
Air Canada, 7.75%, 4/15/21(1)	950,000	953,444
American Airlines Group, Inc., 5.00%, 6/1/22(1)	925,000	539,312
American Airlines, Inc., 11.75%, 7/15/25(1)	1,125,000	1,060,076
Delta Air Lines, Inc., 3.40%, 4/19/21	300,000	291,803
Delta Air Lines, Inc., 3.625%, 3/15/22	400,000	379,033
Delta Air Lines, Inc., 3.80%, 4/19/23	350,000	311,744
Delta Air Lines, Inc., 7.00%, 5/1/25(1)	725,000	749,156
Delta Air Lines, Inc., 7.375%, 1/15/26	250,000	242,119
Delta Air Lines, Inc., 3.75%, 10/28/29	25,000	20,038
United Airlines Holdings, Inc., 6.00%, 12/1/20	225,000	224,128
United Airlines Holdings, Inc., 4.25%, 10/1/22	225,000	191,602
United Airlines Holdings, Inc., 5.00%, 2/1/24	1,020,000	833,212
Virgin Australia Holdings Ltd., 8.125%, 11/15/24(1)(2)(3)	175,000	26,250
		5,821,917
Auto Components — 1.1%
Adient Global Holdings Ltd., 4.875%, 8/15/26(1)	225,000	186,589
Adient US LLC, 9.00%, 4/15/25(1)	775,000	838,221
Clarios Global LP, 6.75%, 5/15/25(1)	450,000	469,406
Clarios Global LP / Clarios US Finance Co., 8.50%, 5/15/27(1)	1,725,000	1,737,894

Dana, Inc., 5.625%, 6/15/28	200,000	199,038
Dealer Tire LLC / DT Issuer LLC, 8.00%, 2/1/28(1)	375,000	348,281
Goodyear Tire & Rubber Co. (The), 9.50%, 5/31/25	2,325,000	2,495,016
Tenneco, Inc., 5.00%, 7/15/26	975,000	636,222
		6,910,667
Automobiles — 2.1%
Ford Motor Co., 8.50%, 4/21/23	1,275,000	1,350,703
Ford Motor Co., 9.00%, 4/22/25	1,925,000	2,085,016
Ford Motor Credit Co. LLC, 3.16%, 8/4/20	200,000	199,415
Ford Motor Credit Co. LLC, 5.75%, 2/1/21	400,000	403,372
Ford Motor Credit Co. LLC, 5.875%, 8/2/21	800,000	809,376
Ford Motor Credit Co. LLC, 3.22%, 1/9/22	200,000	195,542
Ford Motor Credit Co. LLC, 4.14%, 2/15/23	400,000	393,380
Ford Motor Credit Co. LLC, 4.69%, 6/9/25	600,000	588,180
Ford Motor Credit Co. LLC, 5.125%, 6/16/25	700,000	703,346
Ford Motor Credit Co. LLC, 4.13%, 8/4/25	600,000	570,945
Ford Motor Credit Co. LLC, 4.54%, 8/1/26	400,000	383,500
Ford Motor Credit Co. LLC, 4.27%, 1/9/27	200,000	187,691
Ford Motor Credit Co. LLC, 3.82%, 11/2/27	400,000	365,250
Ford Motor Credit Co. LLC, 5.11%, 5/3/29	2,200,000	2,154,823
Mclaren Finance plc, 5.75%, 8/1/22(1)	400,000	283,000
Tesla, Inc., 5.30%, 8/15/25(1)	1,650,000	1,650,173
Winnebago Industries, Inc., 6.25%, 7/15/28(1)(4)	750,000	765,000
		13,088,712
Banks — 0.3%
CIT Group, Inc., 4.125%, 3/9/21	275,000	276,099
CIT Group, Inc., 5.00%, 8/1/23	900,000	920,255
UniCredit SpA, VRN, 5.46%, 6/30/35(1)	400,000	403,930
		1,600,284
Building Products — 1.0%
Advanced Drainage Systems, Inc., 5.00%, 9/30/27(1)	275,000	278,042
BMC East LLC, 5.50%, 10/1/24(1)	915,000	925,198
Builders FirstSource, Inc., 6.75%, 6/1/27(1)	787,000	808,001
Builders FirstSource, Inc., 5.00%, 3/1/30(1)	325,000	306,262
Griffon Corp., 5.75%, 3/1/28	775,000	767,250
Griffon Corp., 5.75%, 3/1/28(1)	125,000	123,750
Jeld-Wen, Inc., 6.25%, 5/15/25(1)	375,000	390,937
Jeld-Wen, Inc., 4.625%, 12/15/25(1)	375,000	361,367
Masonite International Corp., 5.75%, 9/15/26(1)	275,000	284,229
Masonite International Corp., 5.375%, 2/1/28(1)	75,000	76,814
Northwest Hardwoods, Inc., 7.50%, 8/1/21(1)	275,000	100,375
Patrick Industries, Inc., 7.50%, 10/15/27(1)	850,000	877,995
PGT Innovations, Inc., 6.75%, 8/1/26(1)	500,000	506,780
Standard Industries, Inc., 5.00%, 2/15/27(1)	200,000	203,081
Standard Industries, Inc., 4.375%, 7/15/30(1)	75,000	74,414
		6,084,495
Capital Markets — 1.4%
AG Issuer LLC, 6.25%, 3/1/28(1)	575,000	536,187
Donnelley Financial Solutions, Inc., 8.25%, 10/15/24	275,000	271,902
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.25%, 2/1/22	405,000	406,914
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 4.75%, 9/15/24	1,575,000	1,490,840
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.375%, 12/15/25	1,225,000	1,215,941
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.25%, 5/15/26	1,550,000	1,555,766
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 5.25%, 5/15/27	1,375,000	1,331,172

LPL Holdings, Inc., 4.625%, 11/15/27(1)	250,000	247,656
NFP Corp., 7.00%, 5/15/25(1)	200,000	210,875
NFP Corp., 6.875%, 7/15/25(1)	925,000	890,521
NFP Corp., 8.00%, 7/15/25(1)	475,000	465,747
		8,623,521
Chemicals — 2.1%
Atotech Alpha 2 BV, 8.75% Cash or 9.50% PIK, 6/1/23(1)(5)	400,000	400,458
Consolidated Energy Finance SA, 6.50%, 5/15/26(1)	450,000	384,102
Cornerstone Chemical Co., 6.75%, 8/15/24(1)	550,000	497,005
Element Solutions, Inc., 5.875%, 12/1/25(1)	400,000	405,121
FXI Holdings, Inc., 12.25%, 11/15/26(1)	1,351,000	1,314,476
Illuminate Buyer LLC / Illuminate Holdings IV, Inc., 9.00%, 7/1/28(1)	200,000	209,000
Innophos Holdings, Inc., 9.375%, 2/15/28(1)	675,000	663,609
Kraton Polymers LLC / Kraton Polymers Capital Corp., 7.00%, 4/15/25(1)	325,000	327,766
Minerals Technologies, Inc., 5.00%, 7/1/28(1)	375,000	381,563
NOVA Chemicals Corp., 5.25%, 6/1/27(1)	900,000	792,166
Nufarm Australia Ltd. / Nufarm Americas, Inc., 5.75%, 4/30/26(1)	375,000	363,210
OCI NV, 6.625%, 4/15/23(1)	800,000	808,000
OCI NV, 5.25%, 11/1/24(1)	600,000	578,250
Olin Corp., 9.50%, 6/1/25(1)	700,000	781,813
Olin Corp., 5.625%, 8/1/29	400,000	368,510
Olin Corp., 5.00%, 2/1/30	325,000	288,377
PolyOne Corp., 5.75%, 5/15/25(1)	525,000	541,078
SPCM SA, 4.875%, 9/15/25(1)	300,000	303,266
TPC Group, Inc., 10.50%, 8/1/24(1)	800,000	717,584
Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc., 5.375%, 9/1/25(1)	975,000	926,859
Tronox Finance plc, 5.75%, 10/1/25(1)	675,000	626,835
Tronox, Inc., 6.50%, 4/15/26(1)	425,000	398,395
WR Grace & Co-Conn, 4.875%, 6/15/27(1)	625,000	636,269
		12,713,712
Commercial Services and Supplies — 1.5%
ADT Security Corp. (The), 6.25%, 10/15/21	325,000	335,489
Algeco Global Finance 2 plc, 10.00%, 8/15/23(1)	800,000	684,000
Allied Universal HoldCo LLC / Allied Universal Finance Corp., 6.625%, 7/15/26(1)	1,425,000	1,500,874
Allied Universal HoldCo LLC / Allied Universal Finance Corp., 9.75%, 7/15/27(1)	1,650,000	1,741,559
Brink's Co. (The), 5.50%, 7/15/25(1)	250,000	255,258
Cimpress plc, 7.00%, 6/15/26(1)	150,000	138,909
Clean Harbors, Inc., 4.875%, 7/15/27(1)	275,000	283,027
Clean Harbors, Inc., 5.125%, 7/15/29(1)	75,000	78,007
Garda World Security Corp., 4.625%, 2/15/27(1)	400,000	395,250
IAA, Inc., 5.50%, 6/15/27(1)	400,000	414,438
KAR Auction Services, Inc., 5.125%, 6/1/25(1)	475,000	469,112
Matthews International Corp., 5.25%, 12/1/25(1)	400,000	361,458
Midas Intermediate Holdco II LLC / Midas Intermediate Holdco II Finance, Inc., 7.875%, 10/1/22(1)	1,125,000	975,392
Nielsen Co. Luxembourg SARL (The), 5.50%, 10/1/21(1)	374,000	375,315
Nielsen Finance LLC / Nielsen Finance Co., 5.00%, 4/15/22(1)	320,000	319,424
Prime Security Services Borrower LLC / Prime Finance, Inc., 5.25%, 4/15/24(1)	250,000	256,276
Prime Security Services Borrower LLC / Prime Finance, Inc., 6.25%, 1/15/28(1)	200,000	188,938
Ritchie Bros Auctioneers, Inc., 5.375%, 1/15/25(1)	450,000	464,110
TMS International Holding Corp., 7.25%, 8/15/25(1)	325,000	266,500
		9,503,336
Communications Equipment — 0.7%
CommScope Technologies LLC, 6.00%, 6/15/25(1)	1,350,000	1,307,205
CommScope Technologies LLC, 5.00%, 3/15/27(1)	470,000	424,744

CommScope, Inc., 5.00%, 6/15/21(1)	37,000	37,000
CommScope, Inc., 5.50%, 3/1/24(1)	600,000	607,500
CommScope, Inc., 6.00%, 3/1/26(1)	25,000	25,691
CommScope, Inc., 8.25%, 3/1/27(1)	300,000	308,838
CommScope, Inc., 7.125%, 7/1/28(1)(4)	500,000	501,300
Nokia of America Corp., 6.45%, 3/15/29	425,000	437,750
ViaSat, Inc., 5.625%, 4/15/27(1)	425,000	436,077
		4,086,105
Construction and Engineering — 0.7%
Aeropuertos Argentina 2000 SA, 9.375% PIK, 2/1/27(1)	990,225	779,802
Brand Industrial Services, Inc., 8.50%, 7/15/25(1)	1,000,000	903,115
New Enterprise Stone & Lime Co., Inc., 10.125%, 4/1/22(1)	475,000	474,295
New Enterprise Stone & Lime Co., Inc., 6.25%, 3/15/26(1)	750,000	756,420
Weekley Homes LLC / Weekley Finance Corp., 6.00%, 2/1/23	900,000	896,530
Weekley Homes LLC / Weekley Finance Corp., 6.625%, 8/15/25	550,000	557,505
		4,367,667
Construction Materials — 0.6%
Cemex SAB de CV, 7.375%, 6/5/27(1)	200,000	203,700
Cemex SAB de CV, 5.45%, 11/19/29(1)	1,200,000	1,109,568
Summit Materials LLC / Summit Materials Finance Corp., 6.125%, 7/15/23	325,000	324,062
Summit Materials LLC / Summit Materials Finance Corp., 5.125%, 6/1/25(1)	50,000	49,557
Summit Materials LLC / Summit Materials Finance Corp., 6.50%, 3/15/27(1)	275,000	282,167
US Concrete, Inc., 6.375%, 6/1/24	1,525,000	1,517,535
		3,486,589
Consumer Finance — 2.6%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 6.50%, 7/15/25	675,000	707,898
Ally Financial, Inc., 3.875%, 5/21/24	425,000	439,827
Ally Financial, Inc., 8.00%, 11/1/31	950,000	1,227,969
Credit Acceptance Corp., 5.125%, 12/31/24(1)	225,000	217,845
Credit Acceptance Corp., 6.625%, 3/15/26	225,000	226,896
Global Aircraft Leasing Co. Ltd., 6.50% Cash or 7.25% PIK, 9/15/24(1)(5)	1,375,000	924,687
Navient Corp., 5.00%, 10/26/20	990,000	987,337
Navient Corp., 5.875%, 3/25/21	50,000	49,266
Navient Corp., 7.25%, 9/25/23	950,000	931,480
Navient Corp., 5.875%, 10/25/24	225,000	212,061
Navient Corp., 6.75%, 6/25/25	2,625,000	2,518,359
Navient Corp., 6.75%, 6/15/26	675,000	629,313
Navient Corp., 5.00%, 3/15/27	125,000	105,274
Navient Corp., MTN, 6.125%, 3/25/24	460,000	438,433
Park Aerospace Holdings Ltd., 3.625%, 3/15/21(1)	550,000	542,929
Park Aerospace Holdings Ltd., 5.25%, 8/15/22(1)	965,000	906,296
Springleaf Finance Corp., 8.25%, 12/15/20	125,000	129,203
Springleaf Finance Corp., 6.875%, 3/15/25	1,125,000	1,156,784
Springleaf Finance Corp., 8.875%, 6/1/25	375,000	401,649
Springleaf Finance Corp., 7.125%, 3/15/26	1,875,000	1,942,959
Springleaf Finance Corp., 6.625%, 1/15/28	850,000	842,937
Springleaf Finance Corp., 5.375%, 11/15/29	225,000	212,895
		15,752,297
Containers and Packaging — 1.9%
ARD Finance SA, 6.50% Cash or 7.25% PIK, 6/30/27(1)(5)	1,600,000	1,585,704
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 5.25%, 8/15/27(1)	1,000,000	983,310
Berry Global, Inc., 4.875%, 7/15/26(1)	525,000	533,424
Cascades, Inc. / Cascades USA, Inc., 5.125%, 1/15/26(1)	125,000	127,266
Cascades, Inc. / Cascades USA, Inc., 5.375%, 1/15/28(1)	125,000	127,266

Flex Acquisition Co., Inc., 6.875%, 1/15/25(1)	225,000	217,826
Flex Acquisition Co., Inc., 7.875%, 7/15/26(1)	600,000	583,743
Greif, Inc., 6.50%, 3/1/27(1)	575,000	586,606
Mauser Packaging Solutions Holding Co., 5.50%, 4/15/24(1)	250,000	246,091
Mauser Packaging Solutions Holding Co., 7.25%, 4/15/25(1)	2,425,000	2,206,119
OI European Group BV, 4.00%, 3/15/23(1)	225,000	222,429
Owens-Brockway Glass Container, Inc., 5.875%, 8/15/23(1)	625,000	646,941
Owens-Brockway Glass Container, Inc., 6.625%, 5/13/27(1)	175,000	182,328
Plastipak Holdings, Inc., 6.25%, 10/15/25(1)	275,000	267,609
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 7.00%, 7/15/24(1)	1,590,000	1,598,196
Sealed Air Corp., 4.00%, 12/1/27(1)	50,000	50,125
Silgan Holdings, Inc., 4.125%, 2/1/28(1)	250,000	248,438
Trident TPI Holdings, Inc., 9.25%, 8/1/24(1)	500,000	514,010
Trident TPI Holdings, Inc., 6.625%, 11/1/25(1)	275,000	262,252
Trivium Packaging Finance BV, 5.50%, 8/15/26(1)	600,000	608,250
		11,797,933
Distributors — 0.3%
Performance Food Group, Inc., 5.50%, 6/1/24(1)	975,000	968,804
Performance Food Group, Inc., 5.50%, 10/15/27(1)	275,000	265,878
Univar Solutions USA, Inc., 5.125%, 12/1/27(1)	800,000	810,648
		2,045,330
Diversified Consumer Services — 0.2%
GEMS MENASA Cayman Ltd. / GEMS Education Delaware LLC, 7.125%, 7/31/26(1)	350,000	333,303
Graham Holdings Co., 5.75%, 6/1/26(1)	650,000	674,499
Sotheby's, 7.375%, 10/15/27(1)	400,000	378,676
		1,386,478
Diversified Financial Services — 0.8%
Cardtronics, Inc. / Cardtronics USA, Inc., 5.50%, 5/1/25(1)	200,000	194,729
Fairstone Financial, Inc., 7.875%, 7/15/24(1)	750,000	737,265
Jefferies Finance LLC / JFIN Co-Issuer Corp., 6.25%, 6/3/26(1)	600,000	565,500
MPH Acquisition Holdings LLC, 7.125%, 6/1/24(1)	775,000	723,645
Oxford Finance LLC / Oxford Finance Co-Issuer II, Inc., 6.375%, 12/15/22(1)	650,000	600,285
Refinitiv US Holdings, Inc., 6.25%, 5/15/26(1)	325,000	345,252
Refinitiv US Holdings, Inc., 8.25%, 11/15/26(1)	525,000	569,092
Verscend Escrow Corp., 9.75%, 8/15/26(1)	800,000	864,260
VistaJet Malta Finance plc / XO Management Holding, Inc., 10.50%, 6/1/24(1)	550,000	496,433
		5,096,461
Diversified Telecommunication Services — 4.7%
Altice France Holding SA, 10.50%, 5/15/27(1)	1,200,000	1,327,110
Altice France Holding SA, 6.00%, 2/15/28(1)	1,200,000	1,141,506
Altice France SA, 7.375%, 5/1/26(1)	2,560,000	2,675,174
Altice France SA, 8.125%, 2/1/27(1)	400,000	438,458
Altice France SA, 5.50%, 1/15/28(1)	800,000	809,352
CenturyLink, Inc., 6.45%, 6/15/21	200,000	205,165
CenturyLink, Inc., 5.80%, 3/15/22	175,000	180,202
CenturyLink, Inc., 6.75%, 12/1/23	275,000	296,284
CenturyLink, Inc., 7.50%, 4/1/24	550,000	605,363
CenturyLink, Inc., 5.125%, 12/15/26(1)	550,000	549,480
Connect Finco SARL / Connect US Finco LLC, 6.75%, 10/1/26(1)	1,000,000	946,900
Embarq Corp., 8.00%, 6/1/36	1,500,000	1,687,830
Frontier Communications Corp., 10.50%, 9/15/22(2)(3)	5,975,000	2,082,377
Frontier Communications Corp., 8.50%, 4/1/26(1)(2)	375,000	354,938
Frontier Communications Corp., 8.00%, 4/1/27(1)(2)	725,000	737,093
Hughes Satellite Systems Corp., 5.25%, 8/1/26	1,100,000	1,141,536

Intelsat Jackson Holdings SA, 8.00%, 2/15/24(1)(2)	75,000	76,188
Intelsat Jackson Holdings SA, 8.50%, 10/15/24(1)(2)(3)	1,550,000	936,890
Intelsat Jackson Holdings SA, 9.75%, 7/15/25(1)(2)	2,425,000	1,493,557
Intelsat Luxembourg SA, 7.75%, 6/1/21(2)(3)	75,000	5,438
Intelsat Luxembourg SA, 8.125%, 6/1/23(2)(3)	600,000	37,500
Level 3 Financing, Inc., 5.375%, 8/15/22	1,177,000	1,177,930
Level 3 Financing, Inc., 5.625%, 2/1/23	119,000	119,454
Level 3 Financing, Inc., 5.375%, 5/1/25	475,000	486,331
Level 3 Financing, Inc., 4.25%, 7/1/28(1)	800,000	802,944
Qualitytech LP / QTS Finance Corp., 4.75%, 11/15/25(1)	500,000	512,077
Sprint Capital Corp., 6.875%, 11/15/28	375,000	458,044
Sprint Capital Corp., 8.75%, 3/15/32	3,570,000	5,106,849
Telecom Italia Capital SA, 6.00%, 9/30/34	1,285,000	1,400,528
Telecom Italia Capital SA, 7.20%, 7/18/36	175,000	208,819
Telecom Italia SpA, 5.30%, 5/30/24(1)	125,000	130,548
Telesat Canada / Telesat LLC, 4.875%, 6/1/27(1)	400,000	393,250
Telesat Canada / Telesat LLC, 6.50%, 10/15/27(1)	625,000	616,681
Windstream Services LLC / Windstream Finance Corp., 10.50%, 6/30/24(1)(2)(3)	475,000	28,500
		29,170,296
Electric Utilities — 1.4%
DPL, Inc., 4.125%, 7/1/25(1)	25,000	25,070
Drax Finco plc, 6.625%, 11/1/25(1)	600,000	616,563
NextEra Energy Operating Partners LP, 4.25%, 9/15/24(1)	450,000	451,172
NextEra Energy Operating Partners LP, 3.875%, 10/15/26(1)	1,025,000	1,025,917
NRG Energy, Inc., 7.25%, 5/15/26	45,000	47,579
Pacific Gas & Electric Co., 6.05%, 3/1/34(2)(3)	275,000	328,343
Pacific Gas & Electric Co., 5.80%, 3/1/37(2)(3)	825,000	986,494
Pacific Gas & Electric Co., 5.40%, 1/15/40(2)(3)	150,000	179,362
Pacific Gas & Electric Co., 5.125%, 11/15/43(2)(3)	850,000	1,004,526
Pacific Gas & Electric Co., 3.50%, 8/1/50	100,000	96,788
PG&E Corp., 5.00%, 7/1/28	700,000	699,125
PG&E Corp., 5.25%, 7/1/30	500,000	503,750
Talen Energy Supply LLC, 10.50%, 1/15/26(1)	900,000	713,614
Talen Energy Supply LLC, 7.25%, 5/15/27(1)	175,000	174,421
Talen Energy Supply LLC, 6.625%, 1/15/28(1)	350,000	343,590
Vistra Operations Co. LLC, 5.50%, 9/1/26(1)	25,000	25,651
Vistra Operations Co. LLC, 5.00%, 7/31/27(1)	1,125,000	1,144,969
		8,366,934
Electrical Equipment — 0.3%
WESCO Distribution, Inc., 7.125%, 6/15/25(1)	1,200,000	1,268,640
WESCO Distribution, Inc., 7.25%, 6/15/28(1)	650,000	687,095
		1,955,735
Electronic Equipment, Instruments and Components — 0.1%
MTS Systems Corp., 5.75%, 8/15/27(1)	325,000	299,345
TTM Technologies, Inc., 5.625%, 10/1/25(1)	475,000	472,874
		772,219
Energy Equipment and Services — 1.7%
Archrock Partners LP / Archrock Partners Finance Corp., 6.875%, 4/1/27(1)	350,000	330,717
Archrock Partners LP / Archrock Partners Finance Corp., 6.25%, 4/1/28(1)	650,000	596,570
Basic Energy Services, Inc., 10.75%, 10/15/23(1)	175,000	26,250
ChampionX Corp., 6.375%, 5/1/26	600,000	559,698
Diamond Offshore Drilling, Inc., 3.45%, 11/1/23(2)(3)	250,000	27,861
Diamond Offshore Drilling, Inc., 7.875%, 8/15/25(2)	850,000	90,844
Diamond Offshore Drilling, Inc., 5.70%, 10/15/39(2)(3)	275,000	29,069

Ensign Drilling, Inc., 9.25%, 4/15/24(1)	975,000	436,912
Exterran Energy Solutions LP / EES Finance Corp., 8.125%, 5/1/25	425,000	353,237
FTS International, Inc., 6.25%, 5/1/22	1,185,000	391,050
Nabors Industries Ltd., 7.25%, 1/15/26(1)	675,000	416,812
Nabors Industries Ltd., 7.50%, 1/15/28(1)	600,000	370,875
Nabors Industries, Inc., 5.75%, 2/1/25	1,700,000	694,696
Nine Energy Service, Inc., 8.75%, 11/1/23(1)	300,000	147,470
Noble Holding International Ltd., 7.75%, 1/15/24(2)	323,000	7,637
Noble Holding International Ltd., 7.875%, 2/1/26(1)(2)	1,075,000	283,327
Noble Holding International Ltd., 6.20%, 8/1/40(2)	175,000	3,254
Noble Holding International Ltd., 8.95%, 4/1/45(2)	200,000	5,859
Precision Drilling Corp., 5.25%, 11/15/24	500,000	335,827
Precision Drilling Corp., 7.125%, 1/15/26(1)	550,000	337,458
SESI LLC, 7.125%, 12/15/21(1)	875,000	387,187
SESI LLC, 7.75%, 9/15/24	300,000	110,594
Shelf Drilling Holdings Ltd., 8.25%, 2/15/25(1)	1,075,000	487,099
Transocean Guardian Ltd., 5.875%, 1/15/24(1)	688,875	609,475
Transocean Pontus Ltd., 6.125%, 8/1/25(1)	438,375	385,770
Transocean Poseidon Ltd., 6.875%, 2/1/27(1)	225,000	194,625
Transocean Sentry Ltd., 5.375%, 5/15/23(1)	375,000	322,500
Transocean, Inc., 7.25%, 11/1/25(1)	300,000	168,000
Transocean, Inc., 8.00%, 2/1/27(1)	1,175,000	665,344
Transocean, Inc., 7.50%, 4/15/31	1,225,000	361,375
Transocean, Inc., 6.80%, 3/15/38	675,000	204,147
Transocean, Inc., 9.35%, 12/15/41	175,000	53,379
USA Compression Partners LP / USA Compression Finance Corp., 6.875%, 4/1/26	625,000	605,369
USA Compression Partners LP / USA Compression Finance Corp., 6.875%, 9/1/27	575,000	547,107
		10,547,394
Entertainment — 0.9%
Allen Media LLC / Allen Media Co-Issuer, Inc., 10.50%, 2/15/28(1)	650,000	596,697
AMC Entertainment Holdings, Inc., 5.875%, 11/15/26	1,025,000	335,687
AMC Entertainment Holdings, Inc., 6.125%, 5/15/27	175,000	55,563
Cinemark USA, Inc., 5.125%, 12/15/22	610,000	540,469
Cinemark USA, Inc., 4.875%, 6/1/23	300,000	254,434
Lions Gate Capital Holdings LLC, 6.375%, 2/1/24(1)	750,000	733,586
Lions Gate Capital Holdings LLC, 5.875%, 11/1/24(1)	125,000	119,831
Live Nation Entertainment, Inc., 5.625%, 3/15/26(1)	650,000	593,814
Netflix, Inc., 6.375%, 5/15/29	1,800,000	2,100,042
Netflix, Inc., 5.375%, 11/15/29(1)	350,000	384,902
		5,715,025
Equity Real Estate Investment Trusts (REITs) — 2.1%
Diversified Healthcare Trust, 9.75%, 6/15/25	975,000	1,048,734
ESH Hospitality, Inc., 5.25%, 5/1/25(1)	425,000	411,814
ESH Hospitality, Inc., 4.625%, 10/1/27(1)	550,000	517,930
FelCor Lodging LP, 6.00%, 6/1/25	1,280,000	1,247,558
GEO Group, Inc. (The), 5.875%, 10/15/24	50,000	39,467
GEO Group, Inc. (The), 6.00%, 4/15/26	50,000	38,533
GLP Capital LP / GLP Financing II, Inc., 5.375%, 11/1/23	500,000	533,758
GLP Capital LP / GLP Financing II, Inc., 5.25%, 6/1/25	150,000	163,578
GLP Capital LP / GLP Financing II, Inc., 5.375%, 4/15/26	310,000	339,510
HAT Holdings I LLC / HAT Holdings II LLC, 5.25%, 7/15/24(1)	525,000	536,540
Iron Mountain, Inc., 5.00%, 7/15/28(1)	200,000	195,875
Iron Mountain, Inc., 4.875%, 9/15/29(1)	550,000	535,425
Iron Mountain, Inc., 5.25%, 7/15/30(1)	1,075,000	1,055,999

Iron Mountain, Inc., 5.625%, 7/15/32(1)	350,000	350,359
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc., 4.625%, 6/15/25(1)	400,000	393,532
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc., 5.75%, 2/1/27	125,000	128,321
MPT Operating Partnership LP / MPT Finance Corp., 5.50%, 5/1/24	400,000	406,626
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer, 7.50%, 6/1/25(1)	900,000	924,187
Service Properties Trust, 4.35%, 10/1/24	1,075,000	969,450
Service Properties Trust, 7.50%, 9/15/25	300,000	315,234
Service Properties Trust, 5.25%, 2/15/26	125,000	113,167
Service Properties Trust, 4.95%, 2/15/27	225,000	197,594
Service Properties Trust, 4.375%, 2/15/30	50,000	40,215
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC, 7.125%, 12/15/24(1)	1,615,000	1,482,756
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC, 7.875%, 2/15/25(1)	50,000	50,832
VICI Properties LP / VICI Note Co., Inc., 4.25%, 12/1/26(1)	200,000	192,233
VICI Properties LP / VICI Note Co., Inc., 3.75%, 2/15/27(1)	250,000	235,430
VICI Properties LP / VICI Note Co., Inc., 4.125%, 8/15/30(1)	250,000	238,829
		12,703,486
Food and Staples Retailing — 0.5%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 3.50%, 2/15/23(1)	450,000	456,075
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 6.625%, 6/15/24	750,000	769,500
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 5.75%, 3/15/25	200,000	205,105
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 4.625%, 1/15/27(1)	775,000	775,817
Rite Aid Corp., 6.125%, 4/1/23(1)	765,000	745,206
Rite Aid Corp., 7.50%, 7/1/25(1)	310,000	310,775
		3,262,478
Food Products — 3.3%
Chobani LLC / Chobani Finance Corp., Inc., 7.50%, 4/15/25(1)	800,000	774,492
Cooke Omega Investments, Inc. / Alpha VesselCo Holdings, Inc., 8.50%, 12/15/22(1)	950,000	948,589
Darling Ingredients, Inc., 5.25%, 4/15/27(1)	300,000	309,205
Herbalife Nutrition Ltd. / HLF Financing, Inc., 7.875%, 9/1/25(1)	725,000	749,922
HLF Financing Sarl LLC / Herbalife International, Inc., 7.25%, 8/15/26(1)	100,000	100,657
JBS Investments II GmbH, 7.00%, 1/15/26(1)	400,000	420,710
JBS Investments II GmbH, 5.75%, 1/15/28(1)	400,000	396,100
JBS USA LUX SA / JBS USA Finance, Inc., 5.75%, 6/15/25(1)	1,365,000	1,385,475
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 6.50%, 4/15/29(1)	300,000	319,068
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 5.50%, 1/15/30(1)	925,000	949,688
Kraft Heinz Foods Co., 5.00%, 7/15/35	900,000	990,998
Kraft Heinz Foods Co., 6.875%, 1/26/39	325,000	402,294
Kraft Heinz Foods Co., 6.50%, 2/9/40	1,025,000	1,236,452
Kraft Heinz Foods Co., 5.00%, 6/4/42	500,000	527,374
Kraft Heinz Foods Co., 5.20%, 7/15/45	1,175,000	1,275,634
Kraft Heinz Foods Co., 4.375%, 6/1/46	2,775,000	2,731,265
Kraft Heinz Foods Co., 4.875%, 10/1/49(1)	1,475,000	1,503,790
Kraft Heinz Foods Co., 5.50%, 6/1/50(1)	275,000	294,133
Pilgrim's Pride Corp., 5.75%, 3/15/25(1)	1,155,000	1,153,314
Post Holdings, Inc., 5.75%, 3/1/27(1)	2,925,000	3,035,872
Post Holdings, Inc., 4.625%, 4/15/30(1)	275,000	270,366
US Foods, Inc., 5.875%, 6/15/24(1)	700,000	666,823
US Foods, Inc., 6.25%, 4/15/25(1)	200,000	204,375
		20,646,596
Gas Utilities — 0.2%
AmeriGas Partners LP / AmeriGas Finance Corp., 5.75%, 5/20/27	1,045,000	1,108,123
Health Care Equipment and Supplies†
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA, 7.25%, 2/1/28(1)	25,000	25,475

Health Care Providers and Services — 2.9%
Acadia Healthcare Co., Inc., 5.50%, 7/1/28(1)	475,000	477,969
Air Methods Corp., 8.00%, 5/15/25(1)	1,100,000	779,509
Centene Corp., 4.75%, 5/15/22	575,000	584,209
Centene Corp., 4.75%, 1/15/25	1,300,000	1,332,448
Centene Corp., 4.25%, 12/15/27	1,025,000	1,060,081
CHS / Community Health Systems, Inc., 6.875%, 2/1/22	672,000	539,700
CHS / Community Health Systems, Inc., 8.625%, 1/15/24(1)	575,000	564,072
CHS / Community Health Systems, Inc., 8.125%, 6/30/24(1)	422,000	284,055
CHS / Community Health Systems, Inc., 6.625%, 2/15/25(1)	1,000,000	942,500
CHS / Community Health Systems, Inc., 8.00%, 3/15/26(1)	875,000	827,925
CHS / Community Health Systems, Inc., 8.00%, 12/15/27(1)	172,000	164,834
CHS / Community Health Systems, Inc., 6.875%, 4/1/28(1)	545,000	204,034
CHS / Community Health Systems, Inc., VRN, 9.875%, 6/30/23(1)	1,110,000	867,570
DaVita, Inc., 4.625%, 6/1/30(1)	25,000	24,878
Encompass Health Corp., 4.75%, 2/1/30	200,000	191,338
Envision Healthcare Corp., 8.75%, 10/15/26(1)	1,050,000	502,488
HCA, Inc., 7.69%, 6/15/25	1,730,000	1,978,506
HCA, Inc., 5.875%, 2/15/26	550,000	604,431
IQVIA, Inc., 5.00%, 5/15/27(1)	425,000	435,718
LifePoint Health, Inc., 6.75%, 4/15/25(1)	400,000	414,000
LifePoint Health, Inc., 4.375%, 2/15/27(1)	225,000	213,188
Polaris Intermediate Corp., 8.50% Cash or 9.25% PIK, 12/1/22(1)(5)	875,000	772,726
Select Medical Corp., 6.25%, 8/15/26(1)	325,000	329,284
Tenet Healthcare Corp., 8.125%, 4/1/22	75,000	78,885
Tenet Healthcare Corp., 6.75%, 6/15/23	580,000	576,230
Tenet Healthcare Corp., 4.625%, 7/15/24	706,000	692,787
Tenet Healthcare Corp., 4.625%, 9/1/24(1)	425,000	415,837
Tenet Healthcare Corp., 4.875%, 1/1/26(1)	825,000	809,308
Tenet Healthcare Corp., 6.25%, 2/1/27(1)	150,000	149,343
Tenet Healthcare Corp., 5.125%, 11/1/27(1)	125,000	123,700
Tenet Healthcare Corp., 4.625%, 6/15/28(1)	375,000	368,317
Tenet Healthcare Corp., 6.875%, 11/15/31	325,000	292,032
West Street Merger Sub, Inc., 6.375%, 9/1/25(1)	525,000	509,573
		18,111,475
Hotels, Restaurants and Leisure — 7.8%
1011778 BC ULC / New Red Finance, Inc., 4.25%, 5/15/24(1)	325,000	325,900
1011778 BC ULC / New Red Finance, Inc., 5.00%, 10/15/25(1)	2,850,000	2,840,581
1011778 BC ULC / New Red Finance, Inc., 4.375%, 1/15/28(1)	400,000	392,752
Aramark Services, Inc., 5.00%, 4/1/25(1)	250,000	247,029
Aramark Services, Inc., 6.375%, 5/1/25(1)	200,000	206,901
Arrow Bidco LLC, 9.50%, 3/15/24(1)	200,000	156,729
Boyd Gaming Corp., 8.625%, 6/1/25(1)	475,000	497,266
Boyd Gaming Corp., 6.375%, 4/1/26	425,000	404,553
Boyd Gaming Corp., 6.00%, 8/15/26	2,100,000	1,960,476
Boyne USA, Inc., 7.25%, 5/1/25(1)	421,000	442,532
Caesars Resort Collection LLC / CRC Finco, Inc., 5.25%, 10/15/25(1)	1,325,000	1,154,751
Carlson Travel, Inc., 9.50%, 12/15/24(1)	800,000	354,916
Carnival Corp., 3.95%, 10/15/20	200,000	197,722
Carnival Corp., 11.50%, 4/1/23(1)	600,000	649,463
Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp. / Millennium Op, 5.50%, 5/1/25(1)	375,000	378,516
Churchill Downs, Inc., 5.50%, 4/1/27(1)	475,000	463,085
Churchill Downs, Inc., 4.75%, 1/15/28(1)	500,000	483,657
Colt Merger Sub, Inc., 5.75%, 7/1/25(1)(4)	75,000	75,563

Colt Merger Sub, Inc., 6.25%, 7/1/25(1)(4)	725,000	721,157
Colt Merger Sub, Inc., 8.125%, 7/1/27(1)(4)	1,275,000	1,243,125
Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.50%, 2/15/23(1)	575,000	487,971
Eldorado Resorts, Inc., 7.00%, 8/1/23	2,315,000	2,387,587
Eldorado Resorts, Inc., 6.00%, 4/1/25	25,000	26,091
Enterprise Development Authority (The), 12.00%, 7/15/24(1)	1,200,000	1,210,374
Gateway Casinos & Entertainment Ltd., 8.25%, 3/1/24(1)	1,150,000	947,192
Golden Entertainment, Inc., 7.625%, 4/15/26(1)	925,000	853,743
Golden Nugget, Inc., 6.75%, 10/15/24(1)	2,750,000	1,980,000
Golden Nugget, Inc., 8.75%, 10/1/25(1)	2,100,000	1,193,041
Hilton Domestic Operating Co., Inc., 5.375%, 5/1/25(1)	375,000	375,234
Hilton Domestic Operating Co., Inc., 5.125%, 5/1/26	1,425,000	1,423,846
Hilton Domestic Operating Co., Inc., 5.75%, 5/1/28(1)	375,000	380,391
Inn of the Mountain Gods Resort & Casino, 9.25% Cash or 9.25% PIK, 11/30/20(5)	319,365	269,863
International Game Technology plc, 5.25%, 1/15/29(1)	200,000	195,500
IRB Holding Corp., 7.00%, 6/15/25(1)	450,000	463,781
IRB Holding Corp., 6.75%, 2/15/26(1)	425,000	407,388
Jacobs Entertainment, Inc., 7.875%, 2/1/24(1)	550,000	486,555
KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC, 4.75%, 6/1/27(1)	775,000	796,626
LTF Merger Sub, Inc., 8.50%, 6/15/23(1)	2,525,000	2,098,641
Marriott Ownership Resorts, Inc., 6.125%, 9/15/25(1)	150,000	154,031
Marriott Ownership Resorts, Inc., 4.75%, 1/15/28(1)	200,000	182,288
Marriott Ownership Resorts, Inc. / ILG LLC, 6.50%, 9/15/26	100,000	100,922
Melco Resorts Finance Ltd., 5.25%, 4/26/26(1)	800,000	807,850
Melco Resorts Finance Ltd., 5.625%, 7/17/27(1)	400,000	405,158
Melco Resorts Finance Ltd., 5.375%, 12/4/29(1)	600,000	601,284
Merlin Entertainments Ltd., 5.75%, 6/15/26(1)	800,000	773,392
MGM China Holdings Ltd., 5.375%, 5/15/24(1)	400,000	407,042
MGM Resorts International, 7.75%, 3/15/22	980,000	999,036
MGM Resorts International, 6.00%, 3/15/23	2,100,000	2,126,470
MGM Resorts International, 6.75%, 5/1/25	300,000	298,337
MGM Resorts International, 5.50%, 4/15/27	75,000	72,617
Mohegan Gaming & Entertainment, 7.875%, 10/15/24(1)	2,075,000	1,729,813
Motion Bondco DAC, 6.625%, 11/15/27(1)	200,000	174,203
Nathan's Famous, Inc., 6.625%, 11/1/25(1)	575,000	582,187
NCL Corp. Ltd., 12.25%, 5/15/24(1)	150,000	157,549
NCL Corp. Ltd., 3.625%, 12/15/24(1)	75,000	46,125
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22	575,000	447,495
Royal Caribbean Cruises Ltd., 9.125%, 6/15/23(1)	450,000	446,685
Royal Caribbean Cruises Ltd., 11.50%, 6/1/25(1)	700,000	730,265
Royal Caribbean Cruises Ltd., 3.70%, 3/15/28	75,000	47,252
Sabre GLBL, Inc., 9.25%, 4/15/25(1)	675,000	714,234
Scientific Games International, Inc., 7.00%, 5/15/28(1)	950,000	761,605
Scientific Games International, Inc., 7.25%, 11/15/29(1)	225,000	180,380
Speedway Motorsports LLC / Speedway Funding II, Inc., 4.875%, 11/1/27(1)	250,000	228,125
Twin River Worldwide Holdings, Inc., 6.75%, 6/1/27(1)	225,000	214,551
Viking Cruises Ltd., 6.25%, 5/15/25(1)	725,000	415,893
Viking Cruises Ltd., 13.00%, 5/15/25(1)	725,000	768,047
Viking Cruises Ltd., 5.875%, 9/15/27(1)	575,000	343,669
Wyndham Destinations, Inc., 4.625%, 3/1/30(1)	250,000	231,680
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.50%, 3/1/25(1)	550,000	505,007
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.25%, 5/15/27(1)	1,225,000	1,061,622
Wynn Macau Ltd., 5.50%, 1/15/26(1)	600,000	595,674
Wynn Macau Ltd., 5.50%, 10/1/27(1)	400,000	397,162

Wynn Resorts Finance LLC / Wynn Resorts Capital Corp., 7.75%, 4/15/25(1)	700,000	708,102
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp., 5.125%, 10/1/29(1)	175,000	156,707
Yum! Brands, Inc., 3.875%, 11/1/23	625,000	645,247
		48,398,204
Household Durables — 2.9%
Adams Homes, Inc., 7.50%, 2/15/25(1)	525,000	517,453
Ashton Woods USA LLC / Ashton Woods Finance Co., 6.75%, 8/1/25(1)	475,000	468,419
Ashton Woods USA LLC / Ashton Woods Finance Co., 6.625%, 1/15/28(1)	350,000	344,750
Beazer Homes USA, Inc., 6.75%, 3/15/25	300,000	295,656
Beazer Homes USA, Inc., 7.25%, 10/15/29	350,000	339,729
Brookfield Residential Properties, Inc. / Brookfield Residential US Corp., 6.375%, 5/15/25(1)	1,000,000	993,645
Brookfield Residential Properties, Inc. / Brookfield Residential US Corp., 4.875%, 2/15/30(1)	500,000	418,270
CD&R Smokey Buyer, Inc., 6.75%, 7/15/25(1)(4)	175,000	182,420
Century Communities, Inc., 5.875%, 7/15/25	725,000	724,018
Century Communities, Inc., 6.75%, 6/1/27	450,000	453,557
Installed Building Products, Inc., 5.75%, 2/1/28(1)	475,000	476,691
KB Home, 7.00%, 12/15/21	565,000	592,784
KB Home, 7.625%, 5/15/23	150,000	163,939
KB Home, 6.875%, 6/15/27	425,000	464,763
Mattamy Group Corp., 4.625%, 3/1/30(1)	575,000	552,989
Meritage Homes Corp., 7.00%, 4/1/22	540,000	570,248
Meritage Homes Corp., 6.00%, 6/1/25	750,000	800,704
Newell Brands, Inc., 4.70%, 4/1/26	1,250,000	1,312,950
Newell Brands, Inc., 5.875%, 4/1/36	1,300,000	1,392,625
Newell Brands, Inc., 6.00%, 4/1/46	325,000	345,410
Picasso Finance Sub, Inc., 6.125%, 6/15/25(1)	300,000	306,375
Shea Homes LP / Shea Homes Funding Corp., 4.75%, 2/15/28(1)	375,000	357,129
Taylor Morrison Communities, Inc., 6.00%, 9/1/23(1)	525,000	539,275
Taylor Morrison Communities, Inc., 5.875%, 1/31/25(1)	1,480,000	1,509,141
Taylor Morrison Communities, Inc., 6.625%, 7/15/27(1)	325,000	336,274
Taylor Morrison Communities, Inc., 5.75%, 1/15/28(1)	450,000	465,102
TopBuild Corp., 5.625%, 5/1/26(1)	675,000	684,153
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 5.875%, 6/15/24	815,000	844,026
Williams Scotsman International, Inc., 7.875%, 12/15/22(1)	630,000	654,810
Williams Scotsman International, Inc., 6.875%, 8/15/23(1)	850,000	875,589
		17,982,894
Household Products — 0.5%
Energizer Holdings, Inc., 6.375%, 7/15/26(1)	600,000	621,882
Energizer Holdings, Inc., 4.75%, 6/15/28(1)(4)	275,000	270,454
Kronos Acquisition Holdings, Inc., 9.00%, 8/15/23(1)	375,000	360,429
Prestige Brands, Inc., 6.375%, 3/1/24(1)	200,000	206,521
Prestige Brands, Inc., 5.125%, 1/15/28(1)	375,000	370,313
Spectrum Brands, Inc., 5.75%, 7/15/25	845,000	869,830
Spectrum Brands, Inc., 5.50%, 7/15/30(1)	200,000	200,750
		2,900,179
Independent Power and Renewable Electricity Producers — 1.1%
Calpine Corp., 5.50%, 2/1/24	360,000	361,121
Calpine Corp., 5.25%, 6/1/26(1)	800,000	810,092
Calpine Corp., 4.50%, 2/15/28(1)	900,000	883,512
Calpine Corp., 5.125%, 3/15/28(1)	1,050,000	1,028,606
Clearway Energy Operating LLC, 5.75%, 10/15/25	775,000	806,779
Clearway Energy Operating LLC, 5.00%, 9/15/26	175,000	177,811
Clearway Energy Operating LLC, 4.75%, 3/15/28(1)	775,000	791,182
TerraForm Power Operating LLC, 4.25%, 1/31/23(1)	700,000	705,680

TerraForm Power Operating LLC, 5.00%, 1/31/28(1)	825,000	864,035
TerraForm Power Operating LLC, 4.75%, 1/15/30(1)	425,000	432,357
		6,861,175
Industrial Conglomerates — 0.1%
Amsted Industries, Inc., 5.625%, 7/1/27(1)	250,000	258,702
Stena International SA, 6.125%, 2/1/25(1)	200,000	191,625
		450,327
Insurance — 1.0%
Acrisure LLC / Acrisure Finance, Inc., 8.125%, 2/15/24(1)	700,000	729,431
Acrisure LLC / Acrisure Finance, Inc., 7.00%, 11/15/25(1)	1,600,000	1,534,984
Acrisure LLC / Acrisure Finance, Inc., 10.125%, 8/1/26(1)	325,000	350,136
Ardonagh Midco 3 plc, 8.625%, 7/15/23(1)	600,000	628,200
AssuredPartners, Inc., 7.00%, 8/15/25(1)	700,000	702,180
Genworth Holdings, Inc., 7.625%, 9/24/21	820,000	770,115
Genworth Holdings, Inc., 4.90%, 8/15/23	450,000	361,406
Genworth Holdings, Inc., VRN, 2.39%, (3-month LIBOR plus 2.00%), 11/15/66	450,000	140,063
HUB International Ltd., 7.00%, 5/1/26(1)	1,125,000	1,126,131
		6,342,646
Interactive Media and Services — 0.1%
Match Group, Inc., 5.00%, 12/15/27(1)	400,000	417,644
Internet and Direct Marketing Retail — 0.2%
Go Daddy Operating Co. LLC / GD Finance Co., Inc., 5.25%, 12/1/27(1)	775,000	790,357
QVC, Inc., 4.75%, 2/15/27	400,000	388,550
		1,178,907
IT Services — 1.0%
Banff Merger Sub, Inc., 9.75%, 9/1/26(1)	525,000	529,494
CDW LLC / CDW Finance Corp., 4.125%, 5/1/25	350,000	351,969
Exela Intermediate LLC / Exela Finance, Inc., 10.00%, 7/15/23(1)	1,150,000	284,625
Gartner, Inc., 4.50%, 7/1/28(1)	250,000	253,550
Presidio Holdings, Inc., 4.875%, 2/1/27(1)	375,000	367,207
Presidio Holdings, Inc., 8.25%, 2/1/28(1)	925,000	927,891
Science Applications International Corp., 4.875%, 4/1/28(1)	750,000	748,935
Tempo Acquisition LLC / Tempo Acquisition Finance Corp., 6.75%, 6/1/25(1)	850,000	863,273
Vericast Corp., 9.25%, 3/1/21(1)	435,000	437,991
Vericast Corp., 8.375%, 8/15/22(1)	1,450,000	1,220,153
		5,985,088
Leisure Products — 0.1%
Mattel, Inc., 6.75%, 12/31/25(1)	375,000	389,713
Mattel, Inc., 5.875%, 12/15/27(1)	325,000	338,195
Mattel, Inc., 5.45%, 11/1/41	75,000	62,548
		790,456
Life Sciences Tools and Services — 0.3%
Avantor, Inc., 6.00%, 10/1/24(1)	425,000	444,550
Avantor, Inc., 9.00%, 10/1/25(1)	1,050,000	1,132,688
Charles River Laboratories International, Inc., 5.50%, 4/1/26(1)	325,000	338,944
		1,916,182
Machinery — 1.3%
Clark Equipment Co., 5.875%, 6/1/25(1)	200,000	205,375
Cleaver-Brooks, Inc., 7.875%, 3/1/23(1)	150,000	127,672
Colfax Corp., 6.00%, 2/15/24(1)	300,000	310,156
Colfax Corp., 6.375%, 2/15/26(1)	125,000	130,821
EnPro Industries, Inc., 5.75%, 10/15/26	500,000	501,780
Granite US Holdings Corp., 11.00%, 10/1/27(1)	300,000	292,631
Hillenbrand, Inc., 5.75%, 6/15/25	250,000	259,063

Husky III Holding Ltd., 13.00% Cash or 13.75% PIK, 2/15/25(1)(5)	450,000	434,531
JPW Industries Holding Corp., 9.00%, 10/1/24(1)	400,000	315,958
Manitowoc Co., Inc. (The), 9.00%, 4/1/26(1)	275,000	273,065
Maxim Crane Works Holdings Capital LLC, 10.125%, 8/1/24(1)	575,000	566,982
Navistar International Corp., 9.50%, 5/1/25(1)	325,000	349,578
Navistar International Corp., 6.625%, 11/1/25(1)	700,000	665,073
SPX FLOW, Inc., 5.625%, 8/15/24(1)	150,000	153,922
Stevens Holding Co., Inc., 6.125%, 10/1/26(1)	300,000	314,568
Tennant Co., 5.625%, 5/1/25	300,000	304,094
Titan Acquisition Ltd. / Titan Co-Borrower LLC, 7.75%, 4/15/26(1)	625,000	593,222
Titan International, Inc., 6.50%, 11/30/23	550,000	361,160
Vertical Holdco Gmbh, 7.625%, 7/15/28(1)(4)	200,000	206,000
Vertical U.S. Newco, Inc., 5.25%, 7/15/27(1)(4)	200,000	203,000
Wabash National Corp., 5.50%, 10/1/25(1)	575,000	529,658
Werner FinCo LP / Werner FinCo, Inc., 8.75%, 7/15/25(1)	1,050,000	896,327
		7,994,636
Media — 6.0%
Altice Financing SA, 7.50%, 5/15/26(1)	1,445,000	1,520,899
Altice Financing SA, 5.00%, 1/15/28(1)	850,000	845,712
AMC Networks, Inc., 5.00%, 4/1/24	125,000	124,141
CCO Holdings LLC / CCO Holdings Capital Corp., 5.875%, 4/1/24(1)	100,000	103,225
CCO Holdings LLC / CCO Holdings Capital Corp., 5.375%, 5/1/25(1)	950,000	976,225
CCO Holdings LLC / CCO Holdings Capital Corp., 5.50%, 5/1/26(1)	1,075,000	1,116,490
CCO Holdings LLC / CCO Holdings Capital Corp., 4.50%, 5/1/32(1)	975,000	988,406
Clear Channel Worldwide Holdings, Inc., 9.25%, 2/15/24	525,000	488,373
Clear Channel Worldwide Holdings, Inc., 5.125%, 8/15/27(1)	1,250,000	1,202,200
CSC Holdings LLC, 5.875%, 9/15/22	300,000	314,168
CSC Holdings LLC, 5.50%, 5/15/26(1)	630,000	648,443
CSC Holdings LLC, 6.50%, 2/1/29(1)	1,350,000	1,477,406
CSC Holdings LLC, 5.75%, 1/15/30(1)	1,725,000	1,804,169
CSC Holdings LLC, 4.125%, 12/1/30(1)	400,000	397,024
CSC Holdings LLC, 4.625%, 12/1/30(1)	400,000	390,544
Diamond Sports Group LLC / Diamond Sports Finance Co., 5.375%, 8/15/26(1)	1,750,000	1,277,360
Diamond Sports Group LLC / Diamond Sports Finance Co., 6.625%, 8/15/27(1)	725,000	390,434
DISH DBS Corp., 6.75%, 6/1/21	225,000	229,590
DISH DBS Corp., 5.875%, 7/15/22	100,000	101,903
DISH DBS Corp., 7.375%, 7/1/28(1)(4)	975,000	973,781
Dolya Holdco 18 DAC, 5.00%, 7/15/28(1)	200,000	198,440
EW Scripps Co. (The), 5.125%, 5/15/25(1)	350,000	334,724
GCI LLC, 6.625%, 6/15/24(1)	350,000	367,318
Gray Television, Inc., 5.125%, 10/15/24(1)	2,200,000	2,205,731
Gray Television, Inc., 5.875%, 7/15/26(1)	625,000	624,103
Gray Television, Inc., 7.00%, 5/15/27(1)	100,000	102,765
iHeartCommunications, Inc., 6.375%, 5/1/26	525,000	520,978
iHeartCommunications, Inc., 8.375%, 5/1/27	200,000	183,637
iHeartCommunications, Inc., 5.25%, 8/15/27(1)	925,000	887,251
iHeartCommunications, Inc., 4.75%, 1/15/28(1)	525,000	485,200
Lamar Media Corp., 3.75%, 2/15/28(1)	200,000	189,185
Lamar Media Corp., 4.875%, 1/15/29(1)	175,000	176,641
Lamar Media Corp., 4.00%, 2/15/30(1)	375,000	359,887
LCPR Senior Secured Financing DAC, 6.75%, 10/15/27(1)	600,000	613,014
Midcontinent Communications / Midcontinent Finance Corp., 5.375%, 8/15/27(1)	575,000	585,890
Nexstar Broadcasting, Inc., 5.625%, 8/1/24(1)	1,440,000	1,454,551
Nexstar Broadcasting, Inc., 5.625%, 7/15/27(1)	75,000	75,190

Outfront Media Capital LLC / Outfront Media Capital Corp., 5.00%, 8/15/27(1)	875,000	788,979
Outfront Media Capital LLC / Outfront Media Capital Corp., 4.625%, 3/15/30(1)	75,000	68,873
Quebecor Media, Inc., 5.75%, 1/15/23	250,000	262,526
Salem Media Group, Inc., 6.75%, 6/1/24(1)	325,000	266,500
Scripps Escrow, Inc., 5.875%, 7/15/27(1)	325,000	308,487
Sinclair Television Group, Inc., 5.875%, 3/15/26(1)	300,000	296,568
Sinclair Television Group, Inc., 5.125%, 2/15/27(1)	25,000	22,839
Sinclair Television Group, Inc., 5.50%, 3/1/30(1)	550,000	509,679
Sirius XM Radio, Inc., 3.875%, 8/1/22(1)	625,000	629,572
Sirius XM Radio, Inc., 4.625%, 5/15/23(1)	960,000	967,781
Sirius XM Radio, Inc., 4.625%, 7/15/24(1)	525,000	539,931
Sirius XM Radio, Inc., 5.50%, 7/1/29(1)	550,000	583,016
TEGNA, Inc., 4.625%, 3/15/28(1)	1,625,000	1,504,466
TEGNA, Inc., 5.00%, 9/15/29(1)	350,000	330,099
Townsquare Media, Inc., 6.50%, 4/1/23(1)	1,075,000	928,418
Univision Communications, Inc., 5.125%, 2/15/25(1)	600,000	567,003
Univision Communications, Inc., 9.50%, 5/1/25(1)	400,000	426,000
Univision Communications, Inc., 6.625%, 6/1/27(1)	700,000	671,125
UPC Holding BV, 5.50%, 1/15/28(1)	600,000	579,849
Videotron Ltd., 5.375%, 6/15/24(1)	75,000	80,109
Virgin Media Finance plc, 5.00%, 7/15/30(1)	600,000	588,810
Ziggo Bond Co. BV, 6.00%, 1/15/27(1)	675,000	687,086
Ziggo BV, 5.50%, 1/15/27(1)	607,000	618,008
		36,960,722
Metals and Mining — 4.1%
Alcoa Nederland Holding BV, 6.75%, 9/30/24(1)	1,060,000	1,085,827
Alcoa Nederland Holding BV, 6.125%, 5/15/28(1)	600,000	616,017
Allegheny Technologies, Inc., 5.875%, 12/1/27	500,000	465,863
ArcelorMittal SA, 4.55%, 3/11/26	175,000	176,868
ArcelorMittal SA, 7.25%, 10/15/39	325,000	388,807
Arconic Corp., 6.00%, 5/15/25(1)	600,000	618,375
Arconic Corp., 6.125%, 2/15/28(1)	250,000	250,644
Baffinland Iron Mines Corp. / Baffinland Iron Mines LP, 8.75%, 7/15/26(1)	625,000	613,947
Big River Steel LLC / BRS Finance Corp., 7.25%, 9/1/25(1)	450,000	431,152
Cleveland-Cliffs, Inc., 5.75%, 3/1/25	497,000	424,649
Cleveland-Cliffs, Inc., 9.875%, 10/17/25(1)	175,000	183,894
Cleveland-Cliffs, Inc., 6.75%, 3/15/26(1)	300,000	290,250
Cleveland-Cliffs, Inc., 5.875%, 6/1/27	975,000	807,241
Coeur Mining, Inc., 5.875%, 6/1/24	450,000	433,640
Compass Minerals International, Inc., 6.75%, 12/1/27(1)	525,000	552,137
Constellium SE, 6.625%, 3/1/25(1)	2,165,000	2,196,144
Constellium SE, 5.625%, 6/15/28(1)	525,000	518,789
First Quantum Minerals Ltd., 7.25%, 4/1/23(1)	295,000	283,588
First Quantum Minerals Ltd., 6.50%, 3/1/24(1)	3,200,000	3,024,336
First Quantum Minerals Ltd., 7.50%, 4/1/25(1)	600,000	575,469
Freeport-McMoRan, Inc., 3.875%, 3/15/23	500,000	501,650
Freeport-McMoRan, Inc., 5.00%, 9/1/27	625,000	628,567
Freeport-McMoRan, Inc., 4.125%, 3/1/28	775,000	753,560
Freeport-McMoRan, Inc., 4.25%, 3/1/30	1,075,000	1,043,760
Freeport-McMoRan, Inc., 5.45%, 3/15/43	2,375,000	2,335,539
Grinding Media, Inc. / Moly-Cop AltaSteel Ltd., 7.375%, 12/15/23(1)	125,000	124,764
Hudbay Minerals, Inc., 7.625%, 1/15/25(1)	150,000	144,016
IAMGOLD Corp., 7.00%, 4/15/25(1)	175,000	176,550
Kaiser Aluminum Corp., 6.50%, 5/1/25(1)	1,050,000	1,092,656

Kaiser Aluminum Corp., 4.625%, 3/1/28(1)	425,000	407,154
Mineral Resources Ltd., 8.125%, 5/1/27(1)	700,000	745,783
Mountain Province Diamonds, Inc., 8.00%, 12/15/22(1)	350,000	195,892
New Gold, Inc., 7.50%, 7/15/27(1)	200,000	207,088
Northwest Acquisitions ULC / Dominion Finco, Inc., 7.125%, 11/1/22(1)(2)	300,000	3,450
Novelis Corp., 5.875%, 9/30/26(1)	775,000	775,907
Novelis Corp., 4.75%, 1/30/30(1)	1,275,000	1,220,787
Park-Ohio Industries, Inc., 6.625%, 4/15/27	275,000	226,479
Petra Diamonds US Treasury plc, 7.25%, 5/1/22(1)(2)(3)	200,000	79,000
Taseko Mines Ltd., 8.75%, 6/15/22(1)	875,000	733,701
		25,333,940
Mortgage Real Estate Investment Trusts (REITs) — 0.2%
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 5.25%, 3/15/22(1)	1,076,000	1,025,552
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.25%, 2/1/27(1)	375,000	300,937
		1,326,489
Multiline Retail†
JC Penney Corp., Inc., 8.625%, 3/15/25(1)(2)(3)	600,000	16,500
JC Penney Corp., Inc., 6.375%, 10/15/36(2)(3)	625,000	6,250
		22,750
Oil, Gas and Consumable Fuels — 12.1%
Antero Midstream Partners LP / Antero Midstream Finance Corp., 5.375%, 9/15/24	725,000	619,958
Antero Midstream Partners LP / Antero Midstream Finance Corp., 5.75%, 3/1/27(1)	700,000	555,208
Antero Midstream Partners LP / Antero Midstream Finance Corp., 5.75%, 1/15/28(1)	125,000	99,066
Antero Resources Corp., 5.375%, 11/1/21	50,000	46,416
Antero Resources Corp., 5.125%, 12/1/22	350,000	253,654
Antero Resources Corp., 5.625%, 6/1/23	100,000	64,313
Antero Resources Corp., 5.00%, 3/1/25	75,000	44,484
Apache Corp., 3.25%, 4/15/22	125,000	121,325
Apache Corp., 4.375%, 10/15/28	225,000	198,784
Apache Corp., 4.25%, 1/15/30	750,000	649,430
Apache Corp., 5.10%, 9/1/40	2,075,000	1,707,220
Apache Corp., 5.25%, 2/1/42	100,000	81,685
Apache Corp., 4.75%, 4/15/43	2,100,000	1,693,394
Apache Corp., 5.35%, 7/1/49	525,000	419,331
Ascent Resources Utica Holdings LLC / ARU Finance Corp., 10.00%, 4/1/22(1)	1,425,000	1,219,251
Ascent Resources Utica Holdings LLC / ARU Finance Corp., 7.00%, 11/1/26(1)	75,000	48,267
Bruin E&P Partners LLC, 8.875%, 8/1/23(1)(2)	1,425,000	49,875
Callon Petroleum Co., 6.25%, 4/15/23	700,000	267,319
Callon Petroleum Co., 6.125%, 10/1/24	775,000	265,922
Callon Petroleum Co., 6.375%, 7/1/26	575,000	191,797
Cenovus Energy, Inc., 3.00%, 8/15/22	500,000	479,122
Cenovus Energy, Inc., 5.25%, 6/15/37	200,000	173,094
Cenovus Energy, Inc., 6.75%, 11/15/39	525,000	517,069
Cenovus Energy, Inc., 5.40%, 6/15/47	325,000	279,283
Centennial Resource Production LLC, 5.375%, 1/15/26(1)	750,000	400,170
Chaparral Energy, Inc., 8.75%, 7/15/23(1)	1,000,000	110,000
Cheniere Energy Partners LP, 5.25%, 10/1/25	125,000	124,713
Cheniere Energy Partners LP, 5.625%, 10/1/26	75,000	74,492
Chesapeake Energy Corp., 6.625%, 8/15/20(2)(3)	25,000	813
Chesapeake Energy Corp., 6.875%, 11/15/20(2)	800,000	15,000
Chesapeake Energy Corp., 5.75%, 3/15/23(2)	250,000	8,750
Chesapeake Energy Corp., 8.00%, 1/15/25(2)	725,000	23,563
Cimarex Energy Co., 4.375%, 6/1/24	275,000	290,435
Cimarex Energy Co., 4.375%, 3/15/29	475,000	488,456

Citgo Holding, Inc., 9.25%, 8/1/24(1)	2,200,000	2,194,500
CITGO Petroleum Corp., 6.25%, 8/15/22(1)	225,000	224,299
CITGO Petroleum Corp., 7.00%, 6/15/25(1)	1,000,000	1,003,750
CNX Midstream Partners LP / CNX Midstream Finance Corp., 6.50%, 3/15/26(1)	250,000	230,890
CNX Resources Corp., 5.875%, 4/15/22	695,000	685,009
CNX Resources Corp., 7.25%, 3/14/27(1)	800,000	737,016
Comstock Resources, Inc., 7.50%, 5/15/25(1)	350,000	319,812
Comstock Resources, Inc., 9.75%, 8/15/26	250,000	234,586
Comstock Resources, Inc., 9.75%, 8/15/26	150,000	140,438
Continental Resources, Inc., 5.00%, 9/15/22	1,375,000	1,355,152
Continental Resources, Inc., 4.50%, 4/15/23	600,000	574,230
Continental Resources, Inc., 4.375%, 1/15/28	150,000	132,302
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 6.25%, 4/1/23	1,045,000	932,772
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 5.75%, 4/1/25	590,000	511,462
CrownRock LP / CrownRock Finance, Inc., 5.625%, 10/15/25(1)	1,000,000	899,365
DCP Midstream Operating LP, 4.75%, 9/30/21(1)	100,000	102,086
DCP Midstream Operating LP, 5.375%, 7/15/25	1,027,000	1,022,497
DCP Midstream Operating LP, 5.125%, 5/15/29	575,000	550,097
Delek Logistics Partners LP / Delek Logistics Finance Corp., 6.75%, 5/15/25	300,000	278,593
Denbury Resources, Inc., 9.00%, 5/15/21(1)(2)	1,245,000	485,942
Endeavor Energy Resources LP / EER Finance, Inc., 6.625%, 7/15/25(1)	325,000	328,354
Endeavor Energy Resources LP / EER Finance, Inc., 5.50%, 1/30/26(1)	200,000	192,081
Endeavor Energy Resources LP / EER Finance, Inc., 5.75%, 1/30/28(1)	700,000	673,620
EnLink Midstream LLC, 5.375%, 6/1/29	950,000	715,260
EnLink Midstream Partners LP, 4.40%, 4/1/24	175,000	145,883
EnLink Midstream Partners LP, 4.85%, 7/15/26	1,025,000	761,785
EnLink Midstream Partners LP, 5.60%, 4/1/44	200,000	122,859
EnLink Midstream Partners LP, 5.05%, 4/1/45	225,000	141,096
EnLink Midstream Partners LP, 5.45%, 6/1/47	375,000	233,644
EP Energy LLC / Everest Acquisition Finance, Inc., 9.375%, 5/1/20(3)(9)	1,725,000	2,872
EP Energy LLC / Everest Acquisition Finance, Inc., 9.375%, 5/1/24(1)(2)(3)	1,075,000	3,370
EQM Midstream Partners LP, 4.75%, 7/15/23	800,000	808,400
EQM Midstream Partners LP, 4.00%, 8/1/24	125,000	118,607
EQM Midstream Partners LP, 6.00%, 7/1/25(1)	525,000	531,562
EQM Midstream Partners LP, 6.50%, 7/1/27(1)	250,000	256,708
EQM Midstream Partners LP, 5.50%, 7/15/28	575,000	548,970
EQM Midstream Partners LP, 6.50%, 7/15/48	125,000	114,296
EQT Corp., 4.875%, 11/15/21	200,000	196,565
EQT Corp., 6.125%, 2/1/25	200,000	199,652
EQT Corp., 3.90%, 10/1/27	800,000	654,116
EQT Corp., 7.00%, 2/1/30	650,000	670,390
Genesis Energy LP / Genesis Energy Finance Corp., 6.00%, 5/15/23	50,000	45,182
Genesis Energy LP / Genesis Energy Finance Corp., 6.50%, 10/1/25	300,000	257,434
Genesis Energy LP / Genesis Energy Finance Corp., 7.75%, 2/1/28	900,000	801,846
Gulfport Energy Corp., 6.00%, 10/15/24	420,000	215,513
Gulfport Energy Corp., 6.375%, 5/15/25	465,000	233,639
Gulfport Energy Corp., 6.375%, 1/15/26	350,000	169,684
Hess Midstream Operations LP, 5.625%, 2/15/26(1)	1,577,000	1,564,021
Hess Midstream Operations LP, 5.125%, 6/15/28(1)	1,250,000	1,204,200
Hilcorp Energy I LP / Hilcorp Finance Co., 6.25%, 11/1/28(1)	1,175,000	947,120
Holly Energy Partners LP / Holly Energy Finance Corp., 5.00%, 2/1/28(1)	475,000	453,551
Indigo Natural Resources LLC, 6.875%, 2/15/26(1)	875,000	816,511
Jagged Peak Energy LLC, 5.875%, 5/1/26	450,000	437,834
Laredo Petroleum, Inc., 9.50%, 1/15/25	525,000	363,400

Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance Corp., 6.00%, 8/1/26(1)	350,000	332,500
Marathon Oil Corp., 6.80%, 3/15/32	275,000	291,563
Marathon Oil Corp., 6.60%, 10/1/37	350,000	347,823
Matador Resources Co., 5.875%, 9/15/26	450,000	334,066
MEG Energy Corp., 7.00%, 3/31/24(1)	375,000	322,539
MEG Energy Corp., 7.125%, 2/1/27(1)	500,000	416,875
Moss Creek Resources Holdings, Inc., 7.50%, 1/15/26(1)	675,000	339,903
Moss Creek Resources Holdings, Inc., 10.50%, 5/15/27(1)	150,000	80,034
Murphy Oil Corp., 6.875%, 8/15/24	375,000	351,602
Murphy Oil Corp., 5.75%, 8/15/25	485,000	439,228
Murphy Oil Corp., 5.875%, 12/1/27	125,000	110,118
Murphy Oil Corp., 6.375%, 12/1/42	500,000	390,097
Murray Energy Corp., 9.00% Cash plus 3.00% PIK, 4/15/24(1)(2)(3)	3,592,071	4,526
NuStar Logistics LP, 6.00%, 6/1/26	250,000	245,429
Oasis Petroleum, Inc., 6.875%, 3/15/22	275,000	46,234
Oasis Petroleum, Inc., 6.25%, 5/1/26(1)	175,000	29,427
Occidental Petroleum Corp., 4.10%, 2/1/21	875,000	882,875
Occidental Petroleum Corp., VRN, 1.40%, (3-month LIBOR plus 0.95%), 2/8/21	500,000	492,627
Occidental Petroleum Corp., 4.85%, 3/15/21	550,000	548,281
Occidental Petroleum Corp., 2.60%, 8/13/21	400,000	391,990
Occidental Petroleum Corp., 2.60%, 4/15/22	400,000	383,120
Occidental Petroleum Corp., 6.95%, 7/1/24	400,000	394,000
Occidental Petroleum Corp., 3.50%, 6/15/25	275,000	233,750
Occidental Petroleum Corp., 8.00%, 7/15/25(4)	275,000	276,719
Occidental Petroleum Corp., 5.55%, 3/15/26	1,050,000	960,482
Occidental Petroleum Corp., 7.125%, 10/15/27	200,000	161,500
Occidental Petroleum Corp., 3.50%, 8/15/29	75,000	55,193
Occidental Petroleum Corp., 7.50%, 5/1/31	1,850,000	1,728,057
Occidental Petroleum Corp., 7.875%, 9/15/31	675,000	642,097
Occidental Petroleum Corp., 6.45%, 9/15/36	950,000	818,026
Occidental Petroleum Corp., 4.30%, 8/15/39	350,000	242,930
Occidental Petroleum Corp., 6.60%, 3/15/46	250,000	218,711
Occidental Petroleum Corp., 4.40%, 4/15/46	700,000	489,233
Occidental Petroleum Corp., 4.10%, 2/15/47	150,000	101,813
Parkland Corp., 6.00%, 4/1/26(1)	275,000	282,512
Parkland Corp., 5.875%, 7/15/27(1)	550,000	571,898
Parsley Energy LLC / Parsley Finance Corp., 5.25%, 8/15/25(1)	750,000	722,996
Parsley Energy LLC / Parsley Finance Corp., 5.625%, 10/15/27(1)	75,000	74,049
Parsley Energy LLC / Parsley Finance Corp., 4.125%, 2/15/28(1)	225,000	204,188
PBF Holding Co. LLC / PBF Finance Corp., 9.25%, 5/15/25(1)	375,000	401,016
PBF Holding Co. LLC / PBF Finance Corp., 6.00%, 2/15/28(1)	375,000	312,187
PBF Logistics LP / PBF Logistics Finance Corp., 6.875%, 5/15/23	1,075,000	1,038,654
PDC Energy, Inc., 6.125%, 9/15/24	225,000	210,070
PDC Energy, Inc., 5.75%, 5/15/26	50,000	45,658
Range Resources Corp., 5.00%, 8/15/22	1,010,000	922,256
Rockies Express Pipeline LLC, 3.60%, 5/15/25(1)	250,000	231,794
Rockies Express Pipeline LLC, 4.95%, 7/15/29(1)	275,000	257,208
Rockies Express Pipeline LLC, 4.80%, 5/15/30(1)	100,000	92,938
Rockies Express Pipeline LLC, 7.50%, 7/15/38(1)	100,000	97,000
Rockies Express Pipeline LLC, 6.875%, 4/15/40(1)	425,000	404,855
Sanchez Energy Corp., 7.75%, 6/15/21(2)(3)	2,855,000	11,606
Sanchez Energy Corp., 6.125%, 1/15/23(2)(3)	1,250,000	6,250
Seven Generations Energy Ltd., 5.375%, 9/30/25(1)	975,000	861,037
SM Energy Co., 6.125%, 11/15/22	125,000	91,689

SM Energy Co., 5.00%, 1/15/24	75,000	40,773
SM Energy Co., 5.625%, 6/1/25	750,000	400,234
SM Energy Co., 6.75%, 9/15/26	775,000	392,491
SM Energy Co., 6.625%, 1/15/27	375,000	184,839
Southwestern Energy Co., 6.20%, 1/23/25	850,000	730,456
Southwestern Energy Co., 7.75%, 10/1/27	100,000	87,316
Summit Midstream Holdings LLC / Summit Midstream Finance Corp., 5.50%, 8/15/22	1,000,000	663,515
Summit Midstream Holdings LLC / Summit Midstream Finance Corp., 5.75%, 4/15/25	400,000	225,458
Sunoco LP / Sunoco Finance Corp., 4.875%, 1/15/23	1,525,000	1,507,684
Sunoco LP / Sunoco Finance Corp., 5.50%, 2/15/26	150,000	146,034
Sunoco LP / Sunoco Finance Corp., 6.00%, 4/15/27	325,000	322,491
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 4.75%, 10/1/23(1)	650,000	600,025
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.25%, 11/15/23	1,240,000	1,190,270
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 6.75%, 3/15/24	225,000	225,138
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.875%, 4/15/26	1,200,000	1,190,808
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.00%, 1/15/28	750,000	707,464
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 6.875%, 1/15/29	325,000	341,453
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.50%, 3/1/30(1)	375,000	362,460
TransMontaigne Partners LP / TLP Finance Corp., 6.125%, 2/15/26	450,000	435,852
Tullow Oil plc, 7.00%, 3/1/25(1)	200,000	126,123
Vine Oil & Gas LP / Vine Oil & Gas Finance Corp., 8.75%, 4/15/23(1)	725,000	442,250
Vine Oil & Gas LP / Vine Oil & Gas Finance Corp., 9.75%, 4/15/23(1)	800,000	492,000
Western Midstream Operating LP, 4.00%, 7/1/22	225,000	225,405
Western Midstream Operating LP, 3.10%, 2/1/25	275,000	261,189
Western Midstream Operating LP, 3.95%, 6/1/25	100,000	94,172
Western Midstream Operating LP, 4.65%, 7/1/26	100,000	96,280
Western Midstream Operating LP, 4.50%, 3/1/28	450,000	425,250
Western Midstream Operating LP, 4.75%, 8/15/28	300,000	288,750
Western Midstream Operating LP, 5.45%, 4/1/44	425,000	356,065
Western Midstream Operating LP, 5.30%, 3/1/48	950,000	775,437
Western Midstream Operating LP, 5.50%, 8/15/48	250,000	203,750
Western Midstream Operating LP, 5.25%, 2/1/50	225,000	196,077
Whiting Petroleum Corp., 5.75%, 3/15/21(2)	500,000	96,875
Whiting Petroleum Corp., 6.25%, 4/1/23(2)(3)	400,000	70,750
Whiting Petroleum Corp., 6.625%, 1/15/26(2)	625,000	112,047
WPX Energy, Inc., 8.25%, 8/1/23	350,000	389,776
WPX Energy, Inc., 5.875%, 6/15/28	900,000	864,000
WPX Energy, Inc., 4.50%, 1/15/30	425,000	376,361
		74,717,029
Paper and Forest Products — 0.3%
Mercer International, Inc., 6.50%, 2/1/24	550,000	538,255
Mercer International, Inc., 7.375%, 1/15/25	450,000	449,109
Schweitzer-Mauduit International, Inc., 6.875%, 10/1/26(1)	550,000	564,333
		1,551,697
Personal Products — 0.2%
Avon International Capital plc, 6.50%, 8/15/22(1)	275,000	270,295
Edgewell Personal Care Co., 5.50%, 6/1/28(1)	650,000	669,906
		940,201
Pharmaceuticals — 2.3%
Bausch Health Americas, Inc., 8.50%, 1/31/27(1)	750,000	797,419
Bausch Health Cos., Inc., 5.50%, 3/1/23(1)	60,000	59,856
Bausch Health Cos., Inc., 5.875%, 5/15/23(1)	192,000	191,670
Bausch Health Cos., Inc., 6.125%, 4/15/25(1)	4,285,000	4,352,189
Bausch Health Cos., Inc., 9.00%, 12/15/25(1)	950,000	1,024,489

Bausch Health Cos., Inc., 7.00%, 1/15/28(1)	775,000	799,560
Bausch Health Cos., Inc., 5.00%, 1/30/28(1)	700,000	659,918
Bausch Health Cos., Inc., 6.25%, 2/15/29(1)	400,000	402,750
Bausch Health Cos., Inc., 7.25%, 5/30/29(1)	450,000	472,867
Bausch Health Cos., Inc., 5.25%, 1/30/30(1)	275,000	261,214
Endo Dac / Endo Finance LLC / Endo Finco, Inc., 9.50%, 7/31/27(1)	1,141,000	1,212,541
Endo Dac / Endo Finance LLC / Endo Finco, Inc., 6.00%, 6/30/28(1)	1,565,000	1,017,250
Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 5.75%, 8/1/22(1)	530,000	133,825
Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 5.625%, 10/15/23(1)	230,000	46,000
Par Pharmaceutical, Inc., 7.50%, 4/1/27(1)	1,411,000	1,452,688
Teva Pharmaceutical Finance Netherlands III BV, 7.125%, 1/31/25(1)	600,000	639,882
Teva Pharmaceutical Finance Netherlands III BV, 4.10%, 10/1/46	1,000,000	843,250
		14,367,368
Professional Services — 0.5%
ASGN, Inc., 4.625%, 5/15/28(1)	725,000	709,275
Dun & Bradstreet Corp. (The), 6.875%, 8/15/26(1)	525,000	557,731
Dun & Bradstreet Corp. (The), 10.25%, 2/15/27(1)	1,400,000	1,557,241
		2,824,247
Real Estate Management and Development — 0.8%
Cushman & Wakefield US Borrower LLC, 6.75%, 5/15/28(1)	325,000	340,234
Five Point Operating Co. LP / Five Point Capital Corp., 7.875%, 11/15/25(1)	375,000	355,543
Forestar Group, Inc., 8.00%, 4/15/24(1)	975,000	1,012,679
Forestar Group, Inc., 5.00%, 3/1/28(1)	300,000	294,704
Greystar Real Estate Partners LLC, 5.75%, 12/1/25(1)	725,000	732,395
Howard Hughes Corp. (The), 5.375%, 3/15/25(1)	250,000	233,429
Hunt Cos., Inc., 6.25%, 2/15/26(1)	650,000	593,388
Kennedy-Wilson, Inc., 5.875%, 4/1/24	250,000	249,529
Newmark Group, Inc., 6.125%, 11/15/23	500,000	501,525
Realogy Group LLC / Realogy Co-Issuer Corp., 5.25%, 12/1/21(1)	275,000	278,850
Realogy Group LLC / Realogy Co-Issuer Corp., 4.875%, 6/1/23(1)	50,000	46,906
Realogy Group LLC / Realogy Co-Issuer Corp., 7.625%, 6/15/25(1)	375,000	375,000
Realogy Group LLC / Realogy Co-Issuer Corp., 9.375%, 4/1/27(1)	250,000	233,941
		5,248,123
Road and Rail — 1.3%
Ahern Rentals, Inc., 7.375%, 5/15/23(1)	1,498,000	724,500
Algeco Global Finance plc, 8.00%, 2/15/23(1)	600,000	577,869
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 6.375%, 4/1/24(1)	370,000	305,211
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 5.25%, 3/15/25(1)	268,000	215,740
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 5.75%, 7/15/27(1)	275,000	211,211
DAE Funding LLC, 4.00%, 8/1/20(1)	725,000	722,180
DAE Funding LLC, 5.00%, 8/1/24(1)	800,000	752,492
Hertz Corp. (The), 6.25%, 10/15/22(2)(3)	150,000	47,342
Hertz Corp. (The), 5.50%, 10/15/24(1)(2)	600,000	189,555
Hertz Corp. (The), 7.125%, 8/1/26(1)(2)	1,600,000	505,192
Hertz Corp. (The), 6.00%, 1/15/28(1)(2)(3)	1,275,000	402,148
Uber Technologies, Inc., 7.50%, 11/1/23(1)	1,775,000	1,798,279
Uber Technologies, Inc., 8.00%, 11/1/26(1)	950,000	968,050
Uber Technologies, Inc., 7.50%, 9/15/27(1)	425,000	425,975
United Rentals North America, Inc., 6.50%, 12/15/26	225,000	236,678
		8,082,422
Semiconductors and Semiconductor Equipment — 0.7%
Amkor Technology, Inc., 6.625%, 9/15/27(1)	300,000	321,806
ams AG, 7.00%, 7/31/25(1)(4)	1,400,000	1,396,500
Entegris, Inc., 4.625%, 2/10/26(1)	650,000	661,251

Microchip Technology, Inc., 4.25%, 9/1/25(1)	650,000	655,976
Qorvo, Inc., 5.50%, 7/15/26	200,000	208,344
Qorvo, Inc., 4.375%, 10/15/29(1)	450,000	461,610
Sensata Technologies UK Financing Co. plc, 6.25%, 2/15/26(1)	425,000	441,921
		4,147,408
Software — 1.6%
Ascend Learning LLC, 6.875%, 8/1/25(1)	250,000	252,755
Ascend Learning LLC, 6.875%, 8/1/25(1)	200,000	201,729
Boxer Parent Co., Inc., 7.125%, 10/2/25(1)	275,000	289,348
Boxer Parent Co., Inc., 9.125%, 3/1/26(1)	325,000	337,797
Camelot Finance SA, 4.50%, 11/1/26(1)	650,000	649,896
Castle US Holding Corp., 9.50%, 2/15/28(1)	1,225,000	1,135,998
CDK Global, Inc., 5.25%, 5/15/29(1)	375,000	389,760
j2 Cloud Services LLC / j2 Cloud Co-Obligor, Inc., 6.00%, 7/15/25(1)	1,150,000	1,173,121
Open Text Corp., 3.875%, 2/15/28(1)	450,000	434,038
Open Text Holdings, Inc., 4.125%, 2/15/30(1)	650,000	640,149
PTC, Inc., 3.625%, 2/15/25(1)	375,000	373,125
PTC, Inc., 4.00%, 2/15/28(1)	250,000	248,765
Solera LLC / Solera Finance, Inc., 10.50%, 3/1/24(1)	1,530,000	1,563,714
SS&C Technologies, Inc., 5.50%, 9/30/27(1)	1,375,000	1,406,549
Veritas US, Inc. / Veritas Bermuda Ltd., 10.50%, 2/1/24(1)	1,200,000	1,078,374
		10,175,118
Specialty Retail — 2.3%
Abercrombie & Fitch Management Co., 8.75%, 7/15/25(1)(4)	325,000	320,937
Asbury Automotive Group, Inc., 4.50%, 3/1/28(1)	133,000	129,426
Burlington Coat Factory Warehouse Corp., 6.25%, 4/15/25(1)	225,000	235,547
eG Global Finance plc, 6.75%, 2/7/25(1)	600,000	592,188
eG Global Finance plc, 8.50%, 10/30/25(1)	400,000	410,792
Ferrellgas LP / Ferrellgas Finance Corp., 6.50%, 5/1/21	720,000	614,610
Ferrellgas LP / Ferrellgas Finance Corp., 6.75%, 6/15/23	155,000	128,440
Ferrellgas LP / Ferrellgas Finance Corp., 10.00%, 4/15/25(1)	175,000	189,328
Gap, Inc. (The), 8.375%, 5/15/23(1)	50,000	54,656
Gap, Inc. (The), 8.625%, 5/15/25(1)	425,000	451,828
L Brands, Inc., 6.875%, 7/1/25(1)	200,000	207,000
L Brands, Inc., 9.375%, 7/1/25(1)	225,000	225,844
L Brands, Inc., 7.50%, 6/15/29	475,000	415,240
L Brands, Inc., 6.875%, 11/1/35	425,000	355,279
L Brands, Inc., 6.75%, 7/1/36	2,025,000	1,667,081
Lithia Motors, Inc., 4.625%, 12/15/27(1)	575,000	570,687
Murphy Oil USA, Inc., 5.625%, 5/1/27	75,000	77,705
Murphy Oil USA, Inc., 4.75%, 9/15/29	250,000	256,204
Penske Automotive Group, Inc., 3.75%, 8/15/20	425,000	426,407
PetSmart, Inc., 7.125%, 3/15/23(1)	2,125,000	2,099,585
PriSo Acquisition Corp., 9.00%, 5/15/23(1)	1,525,000	1,364,875
Sonic Automotive, Inc., 6.125%, 3/15/27	400,000	397,424
Staples, Inc., 7.50%, 4/15/26(1)	1,300,000	1,024,237
Staples, Inc., 10.75%, 4/15/27(1)	1,775,000	1,086,664
Suburban Propane Partners LP / Suburban Energy Finance Corp., 5.75%, 3/1/25	809,000	811,949
Superior Plus LP / Superior General Partner, Inc., 7.00%, 7/15/26(1)	150,000	157,659
		14,271,592
Technology Hardware, Storage and Peripherals — 0.8%
Dell International LLC / EMC Corp., 7.125%, 6/15/24(1)	757,000	784,962
Dell International LLC / EMC Corp., 6.10%, 7/15/27(1)	175,000	202,425
Dell International LLC / EMC Corp., 6.20%, 7/15/30(1)	150,000	175,043

Diebold Nixdorf, Inc., 8.50%, 4/15/24	525,000	417,976
Everi Payments, Inc., 7.50%, 12/15/25(1)	697,000	669,918
NCR Corp., 5.00%, 7/15/22	895,000	895,282
NCR Corp., 8.125%, 4/15/25(1)	200,000	212,875
NCR Corp., 5.75%, 9/1/27(1)	800,000	801,824
NCR Corp., 6.125%, 9/1/29(1)	1,025,000	1,031,745
		5,192,050
Textiles, Apparel and Luxury Goods — 0.1%
Eagle Intermediate Global Holding BV/Ruyi US Finance LLC, 7.50%, 5/1/25(1)	600,000	420,000
Thrifts and Mortgage Finance — 0.6%
MGIC Investment Corp., 5.75%, 8/15/23	200,000	207,229
Nationstar Mortgage Holdings, Inc., 8.125%, 7/15/23(1)	500,000	514,402
Nationstar Mortgage Holdings, Inc., 9.125%, 7/15/26(1)	550,000	582,139
Nationstar Mortgage Holdings, Inc., 6.00%, 1/15/27(1)	250,000	237,930
NMI Holdings, Inc., 7.375%, 6/1/25(1)	375,000	393,330
Provident Funding Associates LP / PFG Finance Corp., 6.375%, 6/15/25(1)	300,000	281,594
Radian Group, Inc., 4.50%, 10/1/24	525,000	508,539
Radian Group, Inc., 4.875%, 3/15/27	825,000	777,921
		3,503,084
Trading Companies and Distributors — 0.5%
Beacon Roofing Supply, Inc., 4.875%, 11/1/25(1)	450,000	402,826
Beacon Roofing Supply, Inc., 4.50%, 11/15/26(1)	275,000	270,699
Fly Leasing Ltd., 6.375%, 10/15/21	200,000	182,469
Fly Leasing Ltd., 5.25%, 10/15/24	600,000	488,187
Fortress Transportation & Infrastructure Investors LLC, 6.75%, 3/15/22(1)	150,000	144,403
Fortress Transportation & Infrastructure Investors LLC, 6.50%, 10/1/25(1)	650,000	587,506
H&E Equipment Services, Inc., 5.625%, 9/1/25	1,250,000	1,265,494
		3,341,584
Wireless Telecommunication Services — 1.5%
Digicel Group Ltd., 8.00% Cash plus 2% PIK or 10% PIK, 4/1/24(9)	1,398,326	971,767
Digicel Group Ltd., 5.00% Cash plus 3% PIK or 8% PIK, 4/1/25(1)(9)	576,960	165,876
Digicel International Finance Ltd. / Digicel Holdings Bermuda Ltd., 8.75%, 5/25/24(1)	145,300	142,394
Digicel International Finance Ltd. / Digicel Holdings Bermuda Ltd., 8.00%, 12/31/26(1)	58,003	35,092
Digicel International Finance Ltd. / Digicel Holdings Bermuda Ltd., 6.00% Cash plus 7.00% PIK, 12/31/25(1)	73,595	62,371
Sprint Communications, Inc., 9.25%, 4/15/22	675,000	748,248
Sprint Communications, Inc., 6.00%, 11/15/22	100,000	105,612
Sprint Corp., 7.875%, 9/15/23	3,260,000	3,675,634
Sprint Corp., 7.125%, 6/15/24	150,000	169,641
Sprint Corp., 7.625%, 3/1/26	250,000	295,671
T-Mobile USA, Inc., 6.00%, 4/15/24	500,000	512,407
T-Mobile USA, Inc., 6.375%, 3/1/25	1,150,000	1,182,775
Vodafone Group plc, VRN, 7.00%, 4/4/79	850,000	997,016
		9,064,504
TOTAL CORPORATE BONDS (Cost $615,045,264)		568,225,821
BANK LOAN OBLIGATIONS(6) — 2.9%
Chemicals — 0.1%
ASP Unifrax Holdings Inc, Term Loan B, 4.82%, (6-month LIBOR plus 3.75%), 12/12/25	197,000	165,443
Consolidated Energy Finance, S.A., Term Loan B, 2.69%, (1-month LIBOR plus 2.50%), 5/7/25	733,500	671,152
		836,595
Commercial Services and Supplies — 0.2%
KAR Auction Services, Inc., 2019 Term Loan B6, 2.50%, (1-month LIBOR plus 2.25%), 9/19/26	123,439	117,421
MRO Holdings, Inc., 2019 Term Loan B, 5.31%, (3-month LIBOR plus 5.00%), 6/4/26	544,500	409,312

National Intergovernmental Purchasing Alliance Company, 1st Lien Term Loan, 4.06%, (3-month LIBOR plus 3.75%), 5/23/25	392,009	380,249
		906,982
Construction and Engineering†
Golden Nugget, LLC, 2020 Incremental Term Loan, 13.00%, (3-month LIBOR plus 12.00%), 10/4/23	125,000	137,500
Containers and Packaging — 0.1%
Berry Global, Inc., Term Loan Y, 2.18%, (1-month LIBOR plus 2.00%), 7/1/26	415,071	397,976
Diversified Financial Services — 0.1%
Refinitiv US Holdings Inc., 2018 USD Term Loan, 3.43%, (1-month LIBOR plus 3.25%), 10/1/25	161,127	157,622
MPH Acquisition Holdings LLC, 2016 Term Loan B, 3.75%, (3-month LIBOR plus 2.75%), 6/7/23	255,223	243,383
		401,005
Electric Utilities — 0.1%
Pacific Gas & Electric Company, 2020 Exit Term Loan B, 5.50%, (3-month LIBOR plus 4.50%), 6/23/25	850,000	836,400
Energy Equipment and Services — 0.4%
Apergy Corporation, 2020 Term Loan, 6.00%, (3-month LIBOR plus 5.00%), 5/28/27	2,125,000	2,098,438
Parker Drilling Co, 2nd Lien PIK Term Loan, 11.00% Cash plus 2.00% PIK, 3/26/24	177,873	173,426
		2,271,864
Entertainment — 0.1%
Allen Media, LLC, 2020 Term Loan B, 5.81%, (3-month LIBOR plus 5.50%), 2/10/27	772,940	740,736
Health Care Providers and Services†
Air Methods Corporation, 2017 Term Loan B, 4.50%, (3-month LIBOR plus 3.50%), 4/22/24	197,455	163,847
Hotels, Restaurants and Leisure — 0.8%
Boyd Gaming Corporation, Term Loan B3, 2.36%, (1-week LIBOR plus 2.25%), 9/15/23	428,689	405,111
Gateway Casinos & Entertainment Limited, 2018 Term Loan B, 3.31%, (3-month LIBOR plus 3.00%), 3/13/25	710,500	581,722
Golden Nugget, Inc., 2017 Incremental Term Loan B, 3.25%, (1-month LIBOR plus 2.50%, 2-month LIBOR plus 2.50%), 10/4/23	558,262	448,005
Life Time Fitness Inc, 2017 Term Loan B, 3.75%, (6-month LIBOR plus 2.75%), 6/10/22	3,098,541	2,771,273
NASCAR Holdings, Inc, Term Loan B, 2.93%, (1-month LIBOR plus 2.75%), 10/19/26	517,614	497,280
UFC Holdings, LLC, 2019 Term Loan, 4.25%, (6-month LIBOR plus 3.25%), 4/29/26	444,738	426,577
		5,129,968
Insurance — 0.1%
Asurion LLC, 2018 Term Loan B6, 3.18%, (1-month LIBOR plus 3.00%), 11/3/23	517,648	502,279
Hub International Limited, 2018 Term Loan B, 4.02%, (3-month LIBOR plus 3.00%), 4/25/25	269,500	257,092
		759,371
Machinery — 0.1%
Navistar International Corporation, 2017 1st Lien Term Loan B, 3.70%, (1-month LIBOR plus 3.50%), 11/6/24	557,429	530,254
Vertiv Group Corporation, Term Loan B, 3.18%, (1-month LIBOR plus 3.00%), 3/2/27	124,688	119,077
		649,331
Media — 0.2%
Cengage Learning, Inc., 2016 Term Loan B, 5.25%, (6-month LIBOR plus 4.25%), 6/7/23	841,237	685,608
Diamond Sports Group, LLC, Term Loan, 3.43%, (1-month LIBOR plus 3.25%), 8/24/26	322,563	264,098
Sinclair Television Group Inc., Term Loan B2B, 2.69%, (1-month LIBOR plus 2.50%), 9/30/26	272,938	261,338
		1,211,044
Metals and Mining — 0.1%
Big River Steel LLC, Term Loan B, 6.00%, (3-month LIBOR plus 5.00%), 8/23/23	242,759	229,636
Neenah Foundry Company, 2017 Term Loan, 6.74% - 6.79%, (2-month LIBOR plus 6.50%), 12/13/22	409,246	358,090
		587,726
Oil, Gas and Consumable Fuels — 0.3%
California Resources Corporation, 2017 1st Lien Term Loan, 5.75%, (3-month LIBOR plus 4.75%), 12/31/22(2)(3)	1,675,000	616,609
CITGO Holding Inc., 2019 Term Loan B, 8.00%, (6-month LIBOR plus 7.00%), 8/1/23	669,938	641,328
Prairie ECI Acquiror LP, Term Loan B, 4.93%, (1-month LIBOR plus 4.75%), 3/11/26	308,236	281,041
		1,538,978

Road and Rail — 0.1%
USS Ultimate Holdings, Inc., 1st Lien Term Loan, 4.75%, (3-month LIBOR plus 3.75%), 8/25/24	462,489	436,818
Software†
SS&C Technologies Holdings Europe S.A.R.L., 2018 Term Loan B4, 1.93%, (1-month LIBOR plus 1.75%), 4/16/25	94,565	90,886
SS&C Technologies Inc., 2018 Term Loan B3, 1.93%, (1-month LIBOR plus 1.75%), 4/16/25	134,599	129,362
		220,248
Specialty Retail — 0.1%
Staples, Inc., 7 Year Term Loan, 5.69%, (3-month LIBOR plus 5.00%), 4/16/26	693,000	601,673
TOTAL BANK LOAN OBLIGATIONS (Cost $20,287,212)		17,828,062
PREFERRED STOCKS — 2.1%
Banks — 1.3%
Bank of America Corp., 5.125%	325,000	323,235
Bank of America Corp., 5.875%	50,000	51,177
Bank of America Corp., 6.25%	1,775,000	1,840,812
Barclays plc, 7.75%	200,000	203,336
Barclays plc, 8.00%	200,000	207,355
Citigroup, Inc., 4.70%	775,000	688,529
Citigroup, Inc., 5.90%	525,000	522,307
Citigroup, Inc., 6.25%	675,000	716,651
JPMorgan Chase & Co., 4.23%	672,000	613,024
JPMorgan Chase & Co., 4.60%	500,000	446,425
JPMorgan Chase & Co., 6.10%	1,100,000	1,127,959
JPMorgan Chase & Co., 6.125%	275,000	281,212
Royal Bank of Scotland Group plc, 8.00%	200,000	221,216
Royal Bank of Scotland Group plc, 8.625%	600,000	625,182
		7,868,420
Capital Markets — 0.4%
Credit Suisse Group AG, 5.10%(1)	200,000	189,750
Credit Suisse Group AG, 6.25%(1)	1,000,000	1,046,078
Deutsche Bank AG, 6.00%	200,000	165,540
Goldman Sachs Group, Inc. (The), 4.37%	750,000	695,031
Goldman Sachs Group, Inc. (The), 4.95%	700,000	669,169
		2,765,568
Oil, Gas and Consumable Fuels — 0.4%
Energy Transfer Operating LP, 6.25%	1,050,000	807,707
Energy Transfer Operating LP, 6.625%	350,000	268,429
Plains All American Pipeline LP, 6.125%	2,025,000	1,447,431
Summit Midstream Partners LP, 9.50%	1,000,000	130,081
		2,653,648
TOTAL PREFERRED STOCKS (Cost $15,506,080)		13,287,636
CONVERTIBLE BONDS — 0.2%
Banks — 0.2%
Barclays Bank plc, 7.625%, 11/21/22	830,000	904,116
Oil, Gas and Consumable Fuels†
Chesapeake Energy Corp., 5.50%, 9/15/26(2)	100,000	4,000
Denbury Resources, Inc., 6.375%, 12/31/24(1)(2)	359,000	41,285
		45,285

Wireless Telecommunication Services†
Digicel Group Ltd., 7.00% PIK(1)(10)	95,559	11,467
TOTAL CONVERTIBLE BONDS (Cost $1,257,745)		960,868

COMMON STOCKS — 0.1%
Chemicals — 0.1%
Hexion Holdings Corp., Class B(3)	54,930	370,777
Energy Equipment and Services†
Parker Drilling Co.(3)	10,567	60,760
Weatherford International plc(3)	7,388	14,555
		75,315
Media†
Cumulus Media, Inc., Class A(3)	2,563	10,124
Software†
Avaya Holdings Corp.(3)	21,139	261,278

TOTAL COMMON STOCKS (Cost $3,128,273)		717,494
ESCROW INTERESTS(7)†
Electric Utilities†
GenOn Energy(3)	425,000	—
Oil, Gas and Consumable Fuels†
Cloud Peak Energy Resources LLC / Cloud Peak Energy Finance Corp.(3)	450,000	4,950
TOTAL ESCROW INTERESTS (Cost $172,765)		4,950
TEMPORARY CASH INVESTMENTS — 2.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $14,300,814)	14,300,814	14,300,814
TOTAL INVESTMENT SECURITIES — 99.6% (Cost $669,698,153)		615,325,645
OTHER ASSETS AND LIABILITIES — 0.4%		2,349,688
TOTAL NET ASSETS — 100.0%		$617,675,333

NOTES TO SCHEDULE OF INVESTMENTS
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
PIK	-	Payment in Kind. Security may pay a cash rate and/or an in kind rate.
USD	-	United States Dollar
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
†Category is less than 0.05% of total net assets.
(1)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $358,551,245, which represented 58.0% of total net assets. Of these securities, 0.8% of total net assets were deemed illiquid under policies approved by the Board of Trustees.
(2)Security is in default.
(3)Non-income producing.
(4)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(5)The security's rate was paid in cash at the last payment date.
(6)The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate or range of rates shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.
(7)Escrow interests represent beneficial interests in bankruptcy reorganizations or liquidation proceedings and may be subject to resale, redemption, or transferability restrictions. The amount and timing of future payments, if any, cannot be predicted with certainty.
(8)The security's rate was paid in kind or a combination of cash and in kind at the last payment date.
(9)Maturity is in default.
(10)Perpetual maturity with no stated maturity date.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS
1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.
Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, bank loan obligations and convertible bonds are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer.
Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.
Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.
Open-end management investment companies are valued at the reported net asset value per share.
If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.
The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Corporate Bonds	—	568,225,821	—
Bank Loan Obligations	—	17,828,062	—
Preferred Stocks	—	13,287,636	—
Convertible Bonds	—	960,868	—
Common Stocks	717,494	—	—
Escrow Interests	—	4,950	—
Temporary Cash Investments	14,300,814	—	—
	15,018,308	600,307,337	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.